                                  UNITED STATES

                       SECURITIES AND EXCHANGE COMMISSION

                             Washington, D.C. 20549

                                   FORM N-CSRS

              CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT

                              INVESTMENT COMPANIES

Investment Company Act file number  333-123257

                            MARKET VECTORS ETF TRUST
               (Exact name of registrant as specified in charter)

                     335 Madison Avenue, New York, NY 10017
               (Address of principal executive offices) (Zip code)

                         Van Eck Associates Corporation
                     335 MADISON AVENUE, NEW YORK, NY 10017
                     (Name and address of agent for service)

Registrant's telephone number, including area code: (212) 293-2000

Date of fiscal year end:  APRIL 30

Date of reporting period: OCTOBER 31, 2009

Item 1. REPORT TO SHAREHOLDERS.

SEMI-ANNUAL REPORT

OCTOBER 31, 2009
(unaudited)

MARKET VECTORS

High-Yield Municipal Index ETF	(HYD)

Intermediate Municipal Index ETF	(ITM)

Long Municipal Index ETF	(MLN)

Pre-Refunded Municipal Index ETF	(PRB)

Short Municipal Index ETF	(SMB)

TABLE OF CONTENTS

Management Discussion			1

	Performance	Schedule of Investments	Financial Highlights

MARKET VECTORS MUNICIPAL BOND ETFs

Market Vectors High-Yield Municipal Index ETF	5	12	72
Market Vectors Intermediate Municipal Index ETF	6	18	73
Market Vectors Long Municipal Index ETF	7	35	73
Market Vectors Pre-Refunded Municipal Index ETF	8	45	74
Market Vectors Short Municipal Index ETF	9	52	75

Explanation of Expenses			10
Statements of Assets and Liabilities			64
Statements of Operations			66
Statements of Changes in Net Assets			68
Notes to Financial Statements			76
Approval of Management Agreement			89

The information in this report is not intended to be a forecast of future events, a guarantee of future results or investment advice. Also, please note that any discussion of the Funds’ holdings and the Funds’ performance are as of October 31, 2009, and are subject to change.

MARKET VECTORS TRUST ETF

Dear Shareholder:

We are pleased to present this semi-annual report for the municipal bond funds of the Market Vectors ETF Trust for the six months ended October 31, 2009.

Overall, the performance of municipal bonds, as represented by the broad Barclays Municipal Index, was strong during the semi-annual period, as the tax-exempt bond market continued to recover from darker days at the end of 2008. The Barclays Municipal Index returned 4.99% during the six months ended October 31, 2009, and the high-yield municipal market was even stronger, as evidenced by the 19.55% return of the Barclays Capital High Yield Municipal Index during the same time period.

Several factors contributed to the municipal bond market’s strength during the semi-annual period.

■

Demand for municipal bonds increased, fueled by the absolute values offered relative to other fixed income sectors. Further, the realization that municipal bonds represented a less volatile and more creditworthy vehicle than many other non-Treasury fixed income sectors gave comfort to investors seeking an alternative to the near-zero yields offered by their money market mutual funds. It is worth noting that as much as twice the amount of cash that left tax-exempt managed accounts and municipal bonds at the end of 2008 had, by the end of October, poured back into these same investment vehicles, including record amounts making their way into the municipal high-yield space. With money market funds yielding less than 50 basis points (1/2 of 1%), it was no wonder that demand in excess of $40 billion surged into municipal bond funds during the semi-annual period, eclipsing the annual record of $28.6 billion in 1993.

■

Macroeconomic trends buoyed demand for municipal bonds as well. Among these trends were a synchronized global economic recovery that led to an ebbing of investor risk aversion and the view that the stimulus provided by the U.S. Treasury Department and Federal Reserve was beginning to provide a financial backstop for state governments and local agencies to offset the decline in tax collections and loss of assessed valuations in local real estate markets.

■

The introduction of the Build America Bond (BAB) program skewed the supply/demand equation, creating attractive technicals. The Build America Bond program, introduced via the American Recovery and Reinvestment Act, authorizes state and local governments to issue BABs as taxable bonds in 2009 and 2010 to finance any capital expenditures for which they otherwise could issue tax-exempt governmental bonds. State and local governments receive a direct federal subsidy payment for a portion of their borrowing costs on BABs equal to 35% of the total coupon interest paid to investors. This program is intended to stimulate the economy and create jobs by allowing state and local governments to finance capital projects at lower borrowing costs. The BAB program lifted the municipal bond market above the “freeze” level by injecting funds into state and local government coffers and attracting an entirely new category of investor, i.e. taxable institutions such as pension funds, banks and private equity firms, to a market once the domain exclusively of the retail and mutual fund investor. It also had the effect, during the semi-annual period, of taking new issue supply out of the municipal bond market in the amount of approximately $40 billion. This, in turn, caused the market to bid up the price of remaining newly issued municipal bonds in the secondary market, leading to the robust performance of municipal bonds across the spectrum of maturities and within the high-yield municipal market as well.

■

Municipal bonds have, over time, experienced the lowest default rate of any other fixed income vehicle, other than U.S. Treasuries. During the semi-annual period, credit quality was sustained. Past studies done by Moody’s and S&P® reflect an overall default rate on municipal bonds at less than 1/2 of 1% for rolling 20-year periods. Defaults within the municipal bond market remained a relatively uncommon event, with only two defaults amongst the securities Moody’s rates and none among all the S&P rated securities in 2009 through October 31, including high-yield securities. Also, interestingly, upgrades of issues by Moody’s and S&P increased in contrast to the perception by many who looked upon the deterioration of the economy throughout the country as a systemic event. To be fair, downgrades also increased at Moody’s, S&P and Fitch, and are anticipated to continue to rise while the economy struggles to deal with severe budget imbalances, job losses and a severely weakened housing market. Still, state and local governments generally have won praise for rapidly adjusting to “belt tightening” necessities.

At the end of October 2009, our view for the months ahead remained constructive. We expected demand for municipal bonds to continue to outpace tax-exempt supply. Tax-exempt supply from November through the end of 2009 was expected to be $10 billion less than the five-year average of tax-exempt issuance, constrained in part by taxable debt. Meanwhile, the stunning resurgence in demand during 2009 year-to-date, as evidenced by 30 consecutive weeks of positive inflows to tax-exempt mutual funds, was expected to continue. Thus, from a technical perspective, we believe municipal bonds were well-positioned to perform well relative to the broader fixed income market through at least the middle of 2010. From a fundamental point of view, property valuations and tax and revenue collections are likely to remain a challenge. The tally of tax receipts and recurring revenues had not been fully accounted for at the end of

October and some states, such as California, were anticipated to experience ongoing weakness as a result of the recession. That said, and while past performance is no guarantee of future results, municipal bonds remained a vehicle that carries a long history of meeting their obligations. Please note, however, that municipal bonds are subject to risk, including but not limited to, credit and interest rate risk.

Perhaps the best observation to be made is that municipal bond ETFs ended the period with their appeal enhanced as a favorable investment alternative for a wide range of investors. They offered diversification, intraday access and competitive yields. All of these remain key benefits for long-term investors, whatever the current market conditions. Indeed, during the semi-annual period ended October 31, 2009 alone, total assets under management in the five municipal bond funds of the Market Vectors ETF Trust grew nearly 49% to more than $305 million.

On the following pages, you will find the performance record of each of the five municipal bond funds of the Markets Vectors ETF Trust for the period ended October 31, 2009. You will, of course, also find their financial statements and portfolio information.

I want to thank you for your participation in the Market Vectors ETF Trust. Please contact us at 1.888.MKT.VCTR or visit vaneck.com/muni if you have any questions. We value your ongoing confidence in us and look forward to helping you meet your investment goals in the future.

Jan F. van Eck
Trustee and President
Market Vectors ETF Trust
Van Eck Global

November 20, 2009

Represents the opinion of the investment adviser. Not intended to be a forecast of future events, a guarantee of future results or investment advice. Current market conditions may not continue.

Past performance is no guarantee of future results. Not intended to be a forecast of future events, a guarantee of future results or investment advice. Current market conditions may not continue.

Municipal bonds are subject to risks related to litigation, legislation, political change, conditions in underlying sectors or in local business communities and economies, bankruptcy or other changes in the issuer’s financial condition, and/or the discontinuance of taxes supporting the project or assets or the inability to collect revenues for the project or from the assets. Bonds and bond funds will decrease in value as interest rates rise. Additional risks include credit, interest rate, call, reinvestment, tax, market and lease obligation risk. High-yield municipal bonds are subject to greater risk of loss of income and principal than higher-rated securities, and are likely to be more sensitive to adverse economic changes or individual municipal developments than those of higher-rated securities. Interest and principal payments for pre-refunded bonds are funded from securities in an escrow account. The escrowed securities do not guarantee the price of these bonds. Municipal bonds may be less liquid than taxable bonds. There is no guarantee that the Fund’s income will be exempt from federal or state income taxes, and changes in those tax rates or in alternative minimum tax rates or in the tax treatment of municipal bonds may make them less attractive as investments and cause them to lose value. Capital gains, if any, are subject to capital gains tax. For a more complete description of these and other risks, please refer to each Fund’s prospectus.

Fund shares are not individually redeemable and will be issued and redeemed at their NAV only through certain authorized broker-dealers in large, specified blocks of shares called “creation units” and otherwise can be bought and sold only through exchange trading. Creation units are issued and redeemed principally in kind. Shares may trade at a premium or discount to their NAV in the secondary market.

HIGH-YIELD MUNICIPAL INDEX ETF (HYD)

HYD PERFORMANCE RECORD
10/31/09 (unaudited)

	Total Return
	Share Price	NAV	INDEX*

Life since 2/4/09	26.52%	24.48%	23.18%

Gross Expense Ratio 0.67% / Net Expense Ratio 0.35%
The Adviser has contractually agreed to waive fees and/or pay Fund expenses to the extent necessary to prevent the operating expenses of the Fund (excluding interest expense, offering costs and other trading expenses, taxes and extraordinary expenses) from exceeding 0.35% of average daily net assets per year at least until September 1, 2010.

The price used to calculate market return (SHARE PRICE) is determined by using the closing price listed on the NYSE Arca. Since the shares of the Fund did not trade in the secondary market until several days after the Fund’s commencement, for the period from commencement (2/4/09) to the first day of secondary market trading in shares of the Fund (2/5/09), the NAV of the Fund is used as a proxy for the secondary market trading price to calculate market returns.

The performance data quoted represents past performance. Past performance is not a guarantee of future results. Performance information for the Fund reflects current temporary waivers of expenses and/or fees. Had the Fund incurred all expenses, investment returns would have been reduced. Investment return and value of the shares of the Fund will fluctuate so that an investor’s shares, when sold, may be worth more or less than their original cost. Performance may be lower or higher than performance data quoted. Performance current to the most recent month-end is available by calling 1.888.MKT.VCTR or by visiting www.vaneck.com/etf. These returns do not reflect the deduction of taxes that a shareholder would pay on Fund dividends and distributions or the redemption of Fund shares.

*Barclays Capital Municipal Custom High Yield Composite Index
The Index is made up of a 25%/75% blend of investment grade triple-B and non-investment grade munis, and draws 75% of its holdings from bonds issued as part of transaction sizes of $100 million or more. To be included in the Index, bonds must have an outstanding par value of at least $3 million for non-investment grade and $7 million for investment grade; 25% of index in investment-grade triple-B bonds issued as part of transaction sizes of at least $100 million in value; 50% of index in non-investment grade bonds issued as part of transaction of at least $100 million; 25% of index in non-investment grade bonds issued as part of transaction of $20-$100 million in size; fixed rate; nominal maturity of greater than one year; dated-date after 12/31/1990. Barclays Capital does not sponsor, endorse, or promote the Fund and bears no liability with respect to any such Fund or security.

INTERMEDIATE MUNICIPAL INDEX ETF (ITM)

ITM PERFORMANCE RECORD
10/31/09 (unaudited)

	Total Return
	Share Price	NAV	INDEX*

Year to Date	9.34%	9.65%	10.12%
One Year	13.32%	12.43%	14.15%
Life* (annualized)	6.63%	6.54%	5.48%
Life* (cumulative)	13.05%	12.86%	10.72%
*since 12/4/07

Gross Expense Ratio 0.45% / Net Expense Ratio 0.22%
The Adviser has contractually agreed to waive fees and/or pay Fund expenses to the extent necessary to prevent the operating expenses of the Fund (excluding interest expense, offering costs and other trading expenses, taxes and extraordinary expenses) from exceeding 0.24% of average net assets per year at least until September 1, 2010.

The price used to calculate market return (SHARE PRICE) is determined by using the closing price listed on the NYSE Arca. Since the shares of the Fund did not trade in the secondary market until several days after the Fund’s commencement, for the period from commencement (12/4/07) to the first day of secondary market trading in shares of the Fund (12/6/07), the NAV of the Fund is used as a proxy for the secondary market trading price to calculate market returns.

The performance data quoted represents past performance. Past performance is not a guarantee of future results. Performance information for the Fund reflects current temporary waivers of expenses and/or fees. Had the Fund incurred all expenses, investment returns would have been reduced. Investment return and value of the shares of the Fund will fluctuate so that an investor’s shares, when sold, may be worth more or less than their original cost. Performance may be lower or higher than performance data quoted. Performance current to the most recent month-end is available by calling 1.888.MKT.VCTR or by visiting www.vaneck.com/etf. These returns do not reflect the deduction of taxes that a shareholder would pay on Fund dividends and distributions or the redemption of Fund shares.

*Barclays Capital AMT-Free Intermediate Continuous Municipal Index
To be included in the index, bonds must be rated investment-grade (Baa3/BBB- or higher) by at least two of the following ratings agencies: Moody’s, S&P, Fitch. If only two of the three agencies rate the security, the lower rating is used to determine index eligibility. If only one of the three agencies rates a security, the rating must be investment-grade. They must have an outstanding par value of at least $7 million and be issued as part of a transaction of at least $75 million. The bonds must be fixed rate, have a dated-date within the last five years, and must be at least six years but less than seventeen years from their maturity date. Remarketed issues, taxable municipal bonds, AMT municipal bonds, bonds with floating rates, and derivatives, are excluded from the benchmark. Barclays Capital does not sponsor, endorse, or promote the Fund and bears no liability with respect to any such Fund or security.

LONG MUNICIPAL INDEX ETF (MLN)

MLN PERFORMANCE RECORD
10/31/09 (unaudited)

	Total Return
	Share Price	NAV	INDEX*

Year to Date	21.50%	17.24%	20.04%
One Year	16.04%	16.10%	19.80%
Life* (annualized)	(0.47)%	(0.77)%	2.57%
Life* (cumulative)	(0.86)%	(1.41)%	4.75%
*since 1/2/08

Gross Expense Ratio 0.65% / Net Expense Ratio 0.27%
The Adviser has contractually agreed to waive fees and/or pay Fund expenses to the extent necessary to prevent the operating expenses of the Fund (excluding interest expense, offering costs and other trading expenses, taxes and extraordinary expenses) from exceeding 0.24% of average daily net assets per year at least until September 1, 2010.

The price used to calculate market return (SHARE PRICE) is determined by using the closing price listed on the NYSE Arca. Since the shares of the Fund did not trade in the secondary market until several days after the Fund’s commencement, for the period from commencement (1/2/08) to the first day of secondary market trading in shares of the Fund (1/7/08), the NAV of the Fund is used as a proxy for the secondary market trading price to calculate market returns.

The performance data quoted represents past performance. Past performance is not a guarantee of future results. Performance information for the Fund reflects current temporary waivers of expenses and/or fees. Had the Fund incurred all expenses, investment returns would have been reduced. Investment return and value of the shares of the Fund will fluctuate so that an investor’s shares, when sold, may be worth more or less than their original cost. Performance may be lower or higher than performance data quoted. Performance current to the most recent month-end is available by calling 1.888.MKT.VCTR or by visiting www.vaneck.com/etf. These returns do not reflect the deduction of taxes that a shareholder would pay on Fund dividends and distributions or the redemption of Fund shares.

*Barclays Capital AMT-Free Long Continuous Municipal Index
To be included in the index, bonds must be rated investment-grade (Baa3/BBB- or higher) by at least two of the following ratings agencies: Moody’s, S&P, Fitch. If only two of the three agencies rate the security, the lower rating is used to determine index eligibility. If only one of the three agencies rates a security, the rating must be investment-grade. They must have an outstanding par value of at least $7 million and be issued as part of a transaction of at least $75 million. The bonds must be fixed rate, have a dated-date within the last five years, and must be at least seventeen years from their maturity date. Remarketed issues, taxable municipal bonds, AMT municipal bonds, bonds with floating rates, and derivatives, are excluded from the benchmark. Barclays Capital does not sponsor, endorse, or promote the Fund and bears no liability with respect to any such Fund or security.

PRE-REFUNDED MUNICIPAL INDEX ETF (PRB)

PRB PERFORMANCE RECORD
10/31/09 (unaudited)

	Total Return
	Share Price	NAV	INDEX*

Life since 2/2/09	0.53%	0.86%	1.44%

Gross Expense Ratio 0.73% / Net Expense Ratio 0.24%
The Adviser has contractually agreed to waive fees and/or pay Fund expenses to the extent necessary to prevent the operating expenses of the Fund (excluding interest expense, offering costs and other trading expenses, taxes and extraordinary expenses) from exceeding 0.24% of average daily net assets per year at least until September 1, 2010.

The price used to calculate market return (SHARE PRICE) is determined by using the closing price listed on the NYSE Arca. Since the shares of the Fund did not trade in the secondary market until several days after the Fund’s commencement, for the period from commencement (2/2/09) to the first day of secondary market trading in shares of the Fund (2/3/09), the NAV of the Fund is used as a proxy for the secondary market trading price to calculate market returns.

The performance data quoted represents past performance. Past performance is not a guarantee of future results. Performance information for the Fund reflects current temporary waivers of expenses and/or fees. Had the Fund incurred all expenses, investment returns would have been reduced. Investment return and value of the shares of the Fund will fluctuate so that an investor’s shares, when sold, may be worth more or less than their original cost. Performance may be lower or higher than performance data quoted. Performance current to the most recent month-end is available by calling 1.888.MKT.VCTR or by visiting www.vaneck.com/etf. These returns do not reflect the deduction of taxes that a shareholder would pay on Fund dividends and distributions or the redemption of Fund shares.

*Barclays Capital Municipal Pre-Refunded-Treasury-Escrowed Index
The Index is comprised of pre-refunded and escrowed-to-maturity municipal securities secured by an escrow or trust account containing obligations that are directly issued or unconditionally guaranteed by the U.S. government. The escrowed securities consist solely of U.S. Treasury obligations. To be included in the Index, bonds must have a nominal maturity of 1-30 years; outstanding par value of at least $7 million; issued as part of transaction of at least $75 million in value; fixed rate coupon and denominated in U.S. dollars. Barclays Capital does not sponsor, endorse, or promote the Fund and bears no liability with respect to any such Fund or security.

SHORT MUNICIPAL INDEX ETF (SMB)

SMB PERFORMANCE RECORD
10/31/09 (unaudited)

	Total Return
	Share Price	NAV	INDEX*

Year to Date	6.70%	5.45%	5.52%
One Year	8.47%	7.65%	8.58%
Life* (annualized)	4.92%	4.56%	5.18%
Life* (cumulative)	8.45%	7.83%	8.90%
*since 2/22/08

Gross Expense Ratio 0.60% / Net Expense Ratio 0.19%
The Adviser has contractually agreed to waive fees and/or pay Fund expenses to the extent necessary to prevent the operating expenses of the Fund (excluding interest expense, offering costs and other trading expenses, taxes and extraordinary expenses) from exceeding 0.20% of average net assets per year at least until September 1, 2010.

The price used to calculate market return (SHARE PRICE) is determined by using the closing price listed on the NYSE Arca. Since the shares of the Fund did not trade in the secondary market until several days after the Fund’s commencement, for the period from commencement (2/22/08) to the first day of secondary market trading in shares of the Fund (2/26/08), the NAV of the Fund is used as a proxy for the secondary market trading price to calculate market returns.

The performance data quoted represents past performance. Past performance is not a guarantee of future results. Performance information for the Fund reflects current temporary waivers of expenses and/or fees. Had the Fund incurred all expenses, investment returns would have been reduced. Investment return and value of the shares of the Fund will fluctuate so that an investor’s shares, when sold, may be worth more or less than their original cost. Performance may be lower or higher than performance data quoted. Performance current to the most recent month-end is available by calling 1.888.MKT.VCTR or by visiting www.vaneck.com/etf. These returns do not reflect the deduction of taxes that a shareholder would pay on Fund dividends and distributions or the redemption of Fund shares.

*Barclays Capital AMT-Free Short Continuous Municipal Index
To be included in the index, bonds must be rated investment-grade (Baa3/BBB- or higher) by at least two of the following ratings agencies: Moody’s, S&P, Fitch. If only two of the three agencies rate the security, the lower rating is used to determine index eligibility. If only one of the three agencies rates a security, the rating must be investment-grade. They must have an outstanding par value of at least $7 million and be issued as part of a transaction of at least $75 million. The bonds must be fixed rate, have a dated-date within the last five years, and must be at least one year but less than six years from their maturity date. Remarketed issues, taxable municipal bonds, AMT municipal bonds, bonds with floating rates, and derivatives, are excluded from the benchmark. Barclays Capital does not sponsor, endorse, or promote the Fund and bears no liability with respect to any such Fund or security.

MARKET VECTORS ETF TRUST

EXPLANATION OF EXPENSES
(unaudited)

As a shareholder of a Fund, you incur operating expenses, including management fees and other Fund expenses. This disclosure is intended to help you understand the ongoing costs (in dollars) of investing in your Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The disclosure is based on an investment of $1,000 invested at the beginning of the period and held for the entire period, May 1, 2009 to October 31, 2009.

Actual Expenses
The first line in the table below provides information about account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled “Expenses Paid During Period”.

Hypothetical Example for Comparison Purposes
The second line in the table below provides information about hypothetical account values and hypothetical expenses based on your Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not your Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in your Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as fees on purchase payments. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Beginning Account Value May 1, 2009	Ending Account Value October 31, 2009	Annualized Expense Ratio	Expenses Paid During Period* May 1, 2009- October 31, 2009

High-Yield Municipal Index ETF
Actual	$1,000.00	$1,193.30	0.35%	$1.95
Hypothetical**	$1,000.00	$1,023.43	0.35%	$1.80

Intermediate Municipal Index ETF
Actual	$1,000.00	$1,035.90	0.22%	$1.14
Hypothetical**	$1,000.00	$1,024.09	0.22%	$1.13

Long Municipal Index ETF
Actual	$1,000.00	$1,077.80	0.27%	$1.41
Hypothetical**	$1,000.00	$1,023.84	0.27%	$1.38

Pre-Refunded Municipal Index ETF
Actual	$1,000.00	$1,000.80	0.24%	$1.21
Hypothetical**	$1,000.00	$1,024.00	0.24%	$1.22

Short Municipal Index ETF
Actual	$1,000.00	$1,021.60	0.19%	$0.96
Hypothetical**	$1,000.00	$1,024.25	0.19%	$0.97

*

Expenses are equal to the Fund’s annualized expense ratio (for the six months ended October 31, 2009), multiplied by the average account value over the period, multiplied by 184 and divided by 365 (to reflect the one-half year period).

**	Assumes annual return of 5% before expenses.

HIGH-YIELD MUNICIPAL INDEX ETF

SCHEDULE OF INVESTMENTS
October 31, 2009 (unaudited)

Principal Amount		Value

MUNICIPAL BONDS: 98.0%
Arizona: 1.2%
$1,500,000	Pima County, Arizona Individual Development Authority, Charter School Projects, Series O (RB) 5.25%, 7/1/31 (A)	$1,116,750

California: 9.8%
3,785,000	California Statewide Community Development Authority, California Baptist University, Series A (RB) 5.40%, 11/1/27	3,107,069
500,000	California Statewide Community Development Authority, Educational Facilities - Huntington Park Charter School Project-A, (RB) 5.25%, 7/1/42 (A)‡	332,700
1,850,000	Golden State Tobacco Securitization Corp., California Tobacco Settlement, Series A-1 (RB) 4.50%, 6/1/27 (A)	1,605,486
2,845,000	Inland Empire Tobacco Securitization Authority, California Asset Backed-Turbo, Series A (RB) 4.625%, 6/1/21 (A)	2,467,981
1,500,000	West Sacramento, California Financing Authority, Series A (ST) (XLCA) 5.00%, 9/1/26 (A)	1,356,345

		8,869,581

Colorado: 1.4%
1,500,000	Colorado Health Facilities Authority, Health & Residential, Volunteers of America Care Facilities (RB) 5.20%, 7/1/22 (A)	1,275,585

Florida: 5.6%
2,000,000	Callaway, Florida Capital Improvement Special Capital Improvement Project (RB) (ACA) 5.25%, 8/1/32 (A)	1,707,080
1,000,000	Midtown Miami Community Development District, Parking Garage Project, Series A (SA) 6.25%, 5/1/37 (A)	804,700
4,000,000	Six Mile Creek Community Development District, Florida, Capital Improvement (SA) 5.875%, 5/1/38 (A)	1,718,280
1,525,000	Wentworth Estates Community Development District, Florida, Series B (SA) 5.125%, 11/1/12 (A)	862,662

		5,092,722

See Notes to Financial Statements

Principal Amount		Value

Guam: 2.0%
$2,000,000	Guam Government Waterworks Authority, Water & Wastewater System (RB) 5.875%, 7/1/35 (A)	$1,851,780

Illinois: 9.4%
2,000,000	Hampshire, Illinois Special Service Area No. 16, Crown Development Project Prairie Ridge (ST) 6.00%, 3/1/46 (A)	1,436,720
2,000,000	Hampshire, Illinois Special Service Area No. 16, Crown Development Project Prairie Ridge East (ST) 6.00%, 3/1/46 (A)	1,436,720
4,000,000	Illinois Financing Authority, Sherman Health System, Series A (RB) 5.50%, 8/1/37 (A)	3,577,720
4,500,000	Illinois Financing Authority, Sedgebrook Inc. Facility, Series A (RB) 6.00%, 11/15/37	2,025,000

		8,476,160

Iowa: 1.1%
1,500,000	Iowa Finance Authority, Senior Living Facilities, Deerfield Retirement Community (RB) 5.50%, 11/15/37 (A)	1,004,580

Louisiana: 2.9%
3,250,000	Lakeshore Village Master Community Development District (ST) 5.25%, 7/1/17 (A)	2,646,995

Maryland: 1.3%
2,000,000	Maryland State Economic Development Corp., Chesapeake Bay Area, Series A (RB) 5.00%, 12/1/31 (A)	1,197,420

Michigan: 3.7%
3,310,000	Michigan State Strategic Fund, Solid Waste Disposal, Obligated-Waste Management System Project (RB) 4.625%, 12/1/12 (A)	3,352,931

Missouri: 0.5%
570,000	Saint Louis, Missouri Industrial Development Authority, Confluence Academy Project, Series A (RB) 5.35%, 6/15/32	419,862

Montana: 1.8%
2,000,000	Montana State Board, Resource Recovery, Yellowstone Energy Project (RB) 7.00%, 12/31/19 (A)	1,637,960

See Notes to Financial Statements

HIGH-YIELD MUNICIPAL INDEX ETF

SCHEDULE OF INVESTMENTS
(continued)

Principal Amount		Value

Nebraska: 5.8%
$3,500,000	Central Plains Energy Project, Nebraska Gas Project No. 1, Series A (RB) 5.00%, 12/1/15	$3,688,930
2,000,000	Nebraska Educational Finance Authority, Concordia University Project (RB) 5.00%, 10/1/37 (A)	1,560,600

		5,249,530

New Jersey: 2.3%
2,600,000	New Jersey Economic Development Authority, Gloucester Marine Project A (RB) 6.625%, 1/1/37 (A)	2,067,676

New York: 1.0%
1,000,000	Nassau County, New York Project Individual Development Agency, Continuing Care Retirement Home, Amsterdam at Harborside, Series A (RB) 6.70%, 1/1/43 (A)	854,480

Ohio: 3.3%
2,000,000	Buckeye, Ohio Tobacco Settlement Finance Authority, Asset-Backed-Senior-Turbo, Series A-2 (RB) 5.75%, 6/1/34 (A)	1,677,940
1,760,000	Buckeye, Ohio Tobacco Settlement Finance Authority, Asset-Backed-Senior-Turbo, Series A-2 (RB) 5.875%, 6/1/47 (A)	1,300,886

		2,978,826

Oklahoma: 2.1%
2,000,000	Tulsa, Oklahoma Municipal Airport Trust, Series A (RB) 7.75%, 6/1/35 (A)	1,909,820

Pennsylvania: 9.8%
4,000,000	Allegheny County, Pennsylvania Hospital Development Authority, Health System, West Pennsylvania, Series A (RB) 5.00%, 11/15/28 (A)	3,187,000
2,500,000	Pennsylvania Economic Development Finance Authority, Colver Project, Series G (RB) 5.125%, 12/1/15	2,370,375
600,000	Pennsylvania Economic Development Finance Authority, Exempt Facilities Reliant Energy Seward LLC, Series A (RB) 6.75%, 12/1/36 (A)	617,400
2,000,000	Pennsylvania Economic Development Finance Authority, Exempt Facilities Reliant Energy Seward LLC, Series A (RB) 6.75%, 12/1/36	2,058,000

See Notes to Financial Statements

Principal Amount		Value

Pennsylvania: (continued)
$ 675,000	Pennsylvania Economic Development Finance Authority, Exempt Facilities Reliant Energy Seward LLC, Series B (RB) 6.75%, 12/1/36 (A)	$694,575

		8,927,350

Puerto Rico: 7.4%
3,330,000	Puerto Rico Commonwealth Public Improvement, Series A (GO) (NATL) 5.50%, 7/1/19 (A)	3,443,187
3,185,000	Puerto Rico Public Financing Corp., Commonwealth Appropriation, Series A (RB) 5.75%, 8/1/27 (A)	3,285,200

		6,728,387

South Carolina: 2.5%
2,800,000	South Carolina Jobs-Economic Development Authority, Hospital Improvement, Hampton Regional Medical Center Project (RB) 5.25%, 11/1/36 (A)	2,229,108

South Dakota: 3.9%
1,500,000	Sioux Falls, South Dakota Health Facilities, Dow Rummel Village Project (RB) 5.00%, 11/15/21 (A)	1,289,385
3,100,000	Sioux Falls, South Dakota Health Facilities, Dow Rummel Village Project (RB) 5.00%, 11/15/33 (A)	2,275,121

		3,564,506

Texas: 13.2%
2,655,000	Alliance Airport Authority, Texas Special Facilities, American Airlines (RB) 7.00%, 12/1/11 (A)	2,450,910
2,750,000	Austin, Texas Convention Enterprises Inc., First Tier Series A (RB) (XCLA) 5.25%, 1/1/24 (A)	2,448,738
350,000	Hidalgo County, Texas Health Services Corp., Mission Hospital Project (RB) 5.00%, 8/15/16 (A)	348,781
3,435,000	Hidalgo County, Texas Health Services Corp., Mission Hospital Project (RB) 5.00%, 8/15/22 (A)	3,248,376
2,800,000	Tarrant County, Texas Cultural Education Facilities Finance Corp. (RB)† 6.375%, 11/1/36	1,400,000

See Notes to Financial Statements

HIGH-YIELD MUNICIPAL INDEX ETF

SCHEDULE OF INVESTMENTS
(continued)

Principal Amount		Value

Texas: (continued)
$2,600,000	Texas State Public Finance Authority Charter School Finance Corp., Cosmos Foundation, Series A (RB) 5.375%, 2/15/37	$2,088,502

		11,985,307

Virginia: 2.3%
3,000,000	Tobacco Settlement Financing Corp., Senior Series B-1 (RB) 5.00%, 6/1/47	2,076,420

Wisconsin: 3.7%
3,500,000	Wisconsin State Health & Educational Facilities Authority, Wheaton Franciscan Services (RB) 5.125%, 8/15/33 (A)	2,950,745
500,000	Wisconsin State Health & Educational Facilities Authority, Wheaton Healthcare, Series B (RB) 5.125%, 8/15/30 (A)	427,240

		3,377,985

Total Municipal Bonds (Cost: $75,078,468)		88,891,721

Total Investments: 98.0% (Cost: $75,078,468)		88,891,721
Other assets less liabilities: 2.0%		1,857,495

NET ASSETS: 100.0%		$90,749,216

(A) Zero Coupon Bond — the rate shown is the effective yield at purchase date.
ACA	Credit Agricole SA
GO	General Obligation
NATL	National Public Finance Guarantee Corp.
RB	Revenue Bond
SA	Special Assessment
ST	Special Tax
XCLA	Syncora Guarantee Inc.
†	Security is being fair valued by a valuation committee under the direction of the Board of Trustees and represents 1.5% of net assets at October 31, 2009.
‡

Security exempt from registration under Rule 144A of the Securities Act of 1933, as amended, or otherwise restricted. This security may be resold in transactions exempt from registration, unless otherwise noted. Restricted security held by the Fund is as follows:

Security	Acquisition Date	Principal Amount	Acquisition Cost	Value	% of Net Assets

California Statewide Community Dev Auth, 5.25%, 7/1/42	6/23/09	$ 500,000	$296,250	$332,700	0.4%

See Notes to Financial Statements

Summary of Investments By Sector (unaudited)	% of Investments	Value

Airport	4.9%	$4,360,730
Development	19.1	17,010,390
Education	4.5	3,957,814
Facilities	2.9	1,197,420
General Obligation	3.9	3,443,187
Higher Education	5.3	4,667,669
Medical	19.5	17,368,970
Nursing Homes	9.8	8,724,151
Pollution	7.6	6,722,906
Power	1.8	1,637,960
Tobacco Settlement	10.3	9,128,713
Transportation	2.3	2,067,676
Utilities	4.1	3,688,930
Water	4.0	3,558,860

	100.0%	$88,891,721

See Notes to Financial Statements

INTERMEDIATE MUNICIPAL INDEX ETF

SCHEDULE OF INVESTMENTS
October 31, 2009 (unaudited)

Principal Amount		Value

MUNICIPAL BONDS: 98.6%
Alabama: 0.6%
$500,000	Alabama Public School & College Authority, Capital Improvement (RB) 5.00%, 12/1/15 (B)	$554,560

Alaska: 0.5%
500,000	Alaska Housing Finance Corp., Home Mortgage, Series C (RB) 4.625%, 12/1/24 (B)	496,125

Arizona: 2.4%
250,000	Arizona Health Facilities Authority, Series D (RB) 5.50%, 1/1/20	270,445
500,000	Arizona State Transportation Board, Maricopa County Regional Area Road (RB) 5.00%, 7/1/14 (B)	546,410
250,000	Arizona Water Infrastructure Finance Authority, Series A (RB) 5.00%, 10/1/20 (B)	282,360
250,000	Phoenix, Arizona, Civic Improvement Corp., Light Rail Project (RB) (AMBAC) 5.00%, 7/1/17 (B)	268,312
250,000	Phoenix, Arizona, Civic Improvement Corp., Wastewater System (RB) (NATL) 5.00%, 7/1/22 (B)	265,830
250,000	Phoenix, Arizona, Civic Improvement Corp., Wastewater System Senior Lien (RB) 5.50%, 7/1/21	281,880
250,000	Salt River Project Agricultural Improvement & Power District, Series A (RB) 5.00%, 1/1/25 (B)	272,000

		2,187,237

California: 8.9%
500,000	Bay Area Infrastructure Financing Authority (RB) (NATL) (FGIC) 5.00%, 8/1/17 (B)	509,680
500,000	Bay Area Toll Authority, Series F (RB) 5.00%, 4/1/20 (B)	537,950
250,000	California State (GO) 5.00%, 11/1/15 (B)	270,392
500,000	California State (GO) 4.50%, 8/1/26 (B)	453,695
500,000	California State Public Works Board, Series A (RB) 5.50%, 6/1/20 (B)	505,815
250,000	Coast Community College District, California Election 2002-Series B (GO) (FSA) 5.00%, 8/1/23	263,875

See Notes to Financial Statements

Principal Amount		Value

California: (continued)
$250,000	La Quinta, California Financing Authority, Series A (TA) (AMBAC) 5.25%, 9/1/24 (B)	$255,100
250,000	Los Angeles, California Convention & Exhibition Center, Series A (RB) 5.00%, 8/15/17 (B)	262,465
250,000	Los Angeles, California Convention & Exhibition Center, Series A (RB) 5.125%, 8/15/22 (B)	255,207
250,000	Los Angeles Department of Water & Power, Series A-1 (RB) (AMBAC) 5.00%, 7/1/20	271,317
250,000	Los Angeles Unified School District, Series A-1 (GO) (FSA) 4.50%, 7/1/22 (B)	255,185
250,000	Los Angeles Unified School District, Series B (GO) (FGIC) 4.75%, 7/1/20	260,705
500,000	Los Angeles Unified School District, Series E (GO) (AMBAC) 5.00%, 7/1/24 (B)	519,420
250,000	Los Angeles Unified School District, Series H (GO) (FSA) 5.00%, 7/1/23 (B)	265,490
250,000	San Diego, California Community College District (GO) (FSA) 5.00%, 8/1/25 (B)	265,632
500,000	San Diego, California Community College District Election of 2002 (GO) (FSA) 5.00%, 5/1/25 (B)	523,175
250,000	San Diego, California Community College District Election of 2006 (GO) (FSA) 5.00%, 8/1/22 (B)	269,422
500,000	San Diego, California Community College District Election of 2006 (GO) (FSA) 5.00%, 8/1/24 (B)	534,005
250,000	San Francisco, California City & County Laguna Honda Hospital, Series A (GO) (AMBAC) 5.00%, 6/15/17 (B)	267,162
500,000	San Francisco, California City & County Public Utilities Commission, Series B (RB) 4.00%, 11/1/25 (B)	471,710
250,000	San Jose, California Redevelopment Agency, Series D (TA) (AMBAC) 5.00%, 8/1/19	255,942
250,000	University of California Limited Project, Series A (RB) (NATL) 5.00%, 5/15/24 (B)	259,935
500,000	University of California, Series Q (RB) 5.00%, 5/15/25 (B)	541,025

		8,274,304

See Notes to Financial Statements

INTERMEDIATE MUNICIPAL INDEX ETF

SCHEDULE OF INVESTMENTS
(continued)

Principal Amount		Value

Connecticut: 0.6%
$500,000	Connecticut State, Series E (GO) 5.00%, 12/15/20 (B)	$554,490

Delaware: 0.6%
500,000	Delaware State, Series A (GO) 4.00%, 5/1/16 (B)	545,505

District of Columbia: 0.5%
250,000	District of Columbia, Series A (GO) (FSA) 5.00%, 6/1/23 (B)	263,012
250,000	Washington D.C. Convention Center Authority, Senior Lien, Series A (RB) (AMBAC) 4.50%, 10/1/23 (B)	241,950

		504,962

Florida: 7.2%
250,000	Citizens Property Insurance Corp. Florida, Senior Secured High Account A-1 (RB) 5.50%, 6/1/17 (B)	259,867
250,000	Collier County, Florida School Board (CP) (FSA) 5.00%, 2/15/23 (B)	257,170
500,000	Florida State Board of Education, Public Education Capital Outlay, Series A (GO) 4.00%, 6/1/21 (B)	508,630
225,000	Florida State Department of Environmental Protection, Series A (RB) (AGO) 5.00%, 7/1/22 (B)	238,444
500,000	Florida State Department of Environmental Protection, Series B (RB) (NATL) 5.00%, 7/1/23	519,755
500,000	Florida State Department of Environmental Protection, Series B (RB) (NATL) 5.00%, 7/1/22 (B)	521,815
250,000	Miami-Dade County, Florida Educational Facilities Series B (RB) (AMBAC) 5.25%, 4/1/22 (B)	265,222
500,000	Miami-Dade County, Florida School Board Series A (CP) (AMBAC) 5.00%, 8/1/19	522,280
500,000	Miami-Dade County, Florida School Board Series B (CP) (AGO) 5.25%, 5/1/21 (B)	529,840
500,000	Miami-Dade County, Florida Public Facilities Jackson Health System, Series B (RB) (NATL) 5.00%, 6/1/17 (B)	522,210
250,000	Miami-Dade County, Florida Special Obligation, Capital Asset Acquisition, Series A (RB) (AMBAC) 5.00%, 4/1/24 (B)	256,207

See Notes to Financial Statements

Principal Amount		Value

Florida: (continued)
$250,000	Orange County, Florida Tourist Development Tax Revenue (RB) (AMBAC) 5.00%, 10/1/20 (B)	$255,370
250,000	Palm Beach County, Florida School Board, Series A (CP) (FSA) 5.00%, 8/1/22 (B)	260,095
250,000	Polk County, Florida School District (RB) (FSA) 5.00%, 10/1/17 (B)	272,100
250,000	Port Saint Lucie, Florida Utility System Refunding and Improvement (RB) (NATL) 5.25%, 9/1/21 (B)	263,045
500,000	Tampa, Florida Sports Authority (RB) (FSA) 5.00%, 1/1/26 (B)	513,680
750,000	Volusia County, Florida Educational Facilities Authority, Embry-Riddle Aeronautical University, Inc. (RB) (RADIAN) 5.00%, 10/15/25 (B)	727,530

		6,693,260

Georgia: 3.5%
500,000	Cobb County, Georgia Water & Sewerage Improvement (RB) 3.75%, 7/1/23 (B)	504,020
250,000	Douglas County School District, Georgia (GO) (FSA) (SAW) 5.00%, 4/1/23 (B)	272,575
500,000	Georgia State, Series B (GO) 5.00%, 4/1/18 (B)	568,465
500,000	Georgia State, Series B (GO) 5.00%, 1/1/20 (B)	573,075
400,000	Georgia State, Series B (GO) 5.00%, 7/1/21	451,796
500,000	Georgia State, Series B (GO) 5.00%, 1/1/24 (B)	558,725
250,000	Georgia State, Series C (GO) 5.00%, 7/1/20 (B)	280,520

		3,209,176

Hawaii: 0.6%
500,000	Hawaii State, Series DI (GO) (FSA) 5.00%, 3/1/21 (B)	542,200

Illinois: 5.3%
250,000	Chicago O’Hare International Airport, 3rd Lien, Series A (RB) (AMBAC) 5.00%, 1/1/20 (B)	259,640
250,000	Chicago O’Hare International Airport, 3rd Lien, Series B (RB) (NATL) 5.25%, 1/1/16 (B)	274,617

See Notes to Financial Statements

INTERMEDIATE MUNICIPAL INDEX ETF

SCHEDULE OF INVESTMENTS
(continued)

Principal Amount		Value

Illinois: (continued)
$500,000	Chicago O’Hare International Airport, 3rd Lien, Series B (RB) (FSA) 5.00%, 1/1/19 (B)	$540,525
500,000	Chicago O’Hare International Airport, 3rd Lien, Series B (RB) (FSA) 5.00%, 1/1/20 (B)	536,300
250,000	Chicago, Illinois, Modern School Across Chicago Program, Series B (GO) (AMBAC) 5.00%, 12/1/20 (B)	269,415
500,000	Chicago, Illinois Project & Refunding, Series A (GO) (FSA) 4.50%, 1/1/21	514,880
250,000	Chicago, Illinois Project & Refunding, Series A (GO) (FSA) 5.00%, 1/1/23 (B)	263,652
500,000	Chicago, Illinois Project & Refunding, Series A (GO) (FSA) 5.00%, 1/1/24 (B)	523,690
250,000	Chicago, Illinois Project & Refunding, Series A (GO) (FSA) 5.00%, 1/1/25 (B)	260,052
250,000	Chicago, Illinois Project & Refunding, Series C (GO) 5.00%, 1/1/23	269,000
250,000	Chicago, Illinois Transportation Authority, Section 4309 (RB) (AGO) 5.00%, 6/1/16 (B)	276,797
250,000	Chicago, Illinois Transportation Authority, Section 5307-A (RB) (AGO) 5.25%, 6/1/23 (B)	273,627
250,000	Chicago, Illinois Transportation Authority, Capital Grant Receipts (RB) (AMBAC) 5.00%, 6/1/17 (B)	271,520
250,000	Illinois State Toll Highway Authority, Senior Priority Series A-1 (RB) (FSA) 5.00%, 1/1/22 (B)	265,075
250,000	Kendall, Kane & Will counties, Illinois Community Unit School District No. 308, Capital Appreciation School (GO) (FSA) 5.61%, 2/1/26 (A) (B)	170,510

		4,969,300

Indiana: 2.8%
250,000	Delaware County, Indiana Hospital, Cardinal Health System Obligation Group (RB) 5.00%, 8/1/24	205,250
750,000	Indiana Finance Authority Highway Revenue, Series A (RB) (NATL) (FGIC) 5.00%, 12/1/23 (B)	747,652
250,000	Indiana State Finance Authority Revolving Fund Program, Series A (RB) 5.25%, 2/1/17 (B)	289,707

See Notes to Financial Statements

Principal Amount		Value

Indiana: (continued)
$500,000	Indiana State Finance Authority Revolving Fund Program, Series B (RB) 5.00%, 2/1/19 (B)	$557,740
250,000	Indiana Transportation Finance Authority, Series A (RB) (FGIC) 5.25%, 6/1/14 (B)	286,527
500,000	Indianapolis, Indiana Local Public Improvement Bond Bank, Waterworks Project (RB) (NATL) 5.50%, 1/1/21 (B)	554,580

		2,641,456

Kentucky: 2.1%
250,000	Kentucky State Property & Buildings Commission, Project No. 84 (RB) (NATL) 5.00%, 8/1/18 (B)	276,432
500,000	Kentucky State Property & Buildings Commission, Project No. 90 (RB) 5.00%, 11/1/20 (B)	544,940
250,000	Kentucky State Property & Buildings Commission, Project No. 89 (RB) (FSA) 5.00%, 11/1/25 (B)	264,847
250,000	Kentucky State Property & Buildings Commission, Project No. 90 (RB) 5.75%, 11/1/19 (B)	288,897
500,000	Kentucky State Property & Buildings Commission, Project No. 93 (RB) (AGO) 5.25%, 2/1/24 (B)	545,035

		1,920,151

Louisiana: 0.3%
250,000	State of Louisiana, Series B (GO) (CIFG) 5.00%, 7/15/17 (B)	278,357

Maryland: 2.0%
500,000	Maryland State & Local Facilities Loan, First Series (GO) 5.00%, 3/15/17 (B)	579,935
250,000	Maryland State & Local Facilities Loan, Second Series A (GO) 5.00%, 8/15/22 (B)	278,942
425,000	Maryland State & Local Facilities Loan, Second Series B (GO) 4.00%, 8/15/23 (B)	444,605
250,000	Maryland State Department of Transportation, Second Issue (RB) 5.00%, 9/1/22	281,075
250,000	Montgomery County, Maryland Construction Public Improvement, Series A (GO) 5.00%, 5/1/20 (B)	281,005

		1,865,562

See Notes to Financial Statements

INTERMEDIATE MUNICIPAL INDEX ETF

SCHEDULE OF INVESTMENTS
(continued)

Principal Amount		Value

Massachusetts: 1.9%
$500,000	Massachusetts School Building Authority, Dedicated Sales Tax, Series A (RB) (AMBAC) 4.50%, 8/15/26 (B)	$513,850
250,000	Massachusetts State Health & Education Facilities Authority, Boston Medical Center, Series B (RB) 4.75%, 7/1/23 (B)	225,947
500,000	Massachusetts State Health & Education Facilities Authority, Lahey Clinic Medical Center, Series C (RB) (NATL) (FGIC) 5.00%, 8/15/23	503,205
475,000	Massachusetts State Water Pollution Abatement, Pool Program, Series 12 (RB) 4.35%, 8/1/25 (B)	493,824

		1,736,826

Michigan: 2.3%
245,000	Dearborn, Michigan School District (GO) (NATL) (FGIC) (Q-SBLF) 5.00%, 5/1/17 (B)	254,771
250,000	Detroit City School District, Series A (GO) (FSA) (Q-SBLF) 5.00%, 5/1/22 (B)	254,440
250,000	Detroit City School District, Series A (GO) (FSA) (Q-SBLF) 5.00%, 5/1/23 (B)	254,317
250,000	Michigan Municipal Board Authority Clean Water Revolving Fund (RB) 5.00%, 10/1/15 (B)	283,832
250,000	Michigan Municipal Board Authority Clean Water Revolving Fund (RB) 5.00%, 10/1/18 (B)	272,357
250,000	Michigan State Building Authority, Series 1A (RB) (NATL) (FGIC) 4.52%, 10/15/18 (A) (B)	160,512
250,000	Michigan State Building Authority, Series 1A (RB) (NATL) (FGIC) 4.61%, 10/15/19 (A) (B)	150,615
500,000	Michigan State Strategic Fund Limited, Series A (RB) (AGO) 5.25%, 10/15/21 (B)	535,340

		2,166,184

Minnesota: 1.2%
500,000	Minnesota State, Various Purpose Refunding, Series F (GO) 4.00%, 8/1/16 (B)	544,630
500,000	Minnesota State, Various Purpose Refunding, Series F (GO) 4.00%, 8/1/19 (B)	537,570

		1,082,200

See Notes to Financial Statements

Principal Amount		Value

Missouri: 2.6%
$ 500,000	Jackson County, Missouri Special Obligation, Harry S. Truman Sports Complex (RB) (AMBAC) 5.00%, 12/1/22 (B)	$517,130
250,000	Kansas City, Missouri Municipal Assistance Corp. (RB) (NATL) (FGIC) 5.00%, 4/15/18 (B)	277,407
500,000	Missouri Joint Municipal Electric Utility Commission (RB) (NATL) 5.00%, 1/1/24	478,745
1,000,000	Missouri State Highways and Transportation Commission, Senior Lien (RB) 5.00%, 2/1/20 (B)	1,112,060

		2,385,342

Nevada: 3.1%
520,000	Clark County Airport System Subordinate Lien, Series C (RB) (FSA) 5.00%, 7/1/25 (B)	543,889
250,000	Clark County School District, Series A (GO) 5.00%, 6/15/17 (B)	274,690
250,000	Clark County School District, Series B (GO) 5.00%, 6/15/24 (B)	262,917
500,000	Clark County School District, Series B (GO) 5.00%, 6/15/26	519,225
250,000	Clark County School District, Series C (GO) (FSA) 5.00%, 6/15/20 (B)	267,770
500,000	Clark County School District, Series C (GO) (FSA) 5.00%, 6/15/21	532,440
500,000	Las Vegas Convention & Visitors Authority (RB) (AMBAC) 5.00%, 7/1/19 (B)	505,120

		2,906,051

New Jersey: 5.3%
500,000	Casino Reinvestment Development Authority, Series A (RB) (NATL) 5.25%, 6/1/17 (B)	516,795
500,000	New Jersey State, Series L (GO) (AMBAC) 5.25%, 7/15/19 (B)	578,525
500,000	New Jersey State Educational Facilities Authority, Kean University, Series A (RB) 5.00%, 9/1/24 (B)	518,035
500,000	New Jersey State Transportation Trust Fund Authority, Series A (RB) 5.25%, 12/15/20 (B)	551,360
250,000	New Jersey State Turnpike Authority, Series A (RB) (FSA) 5.00%, 1/1/20	267,060
500,000	New Jersey State Turnpike Authority, Series A (RB) (FSA) 5.25%, 1/1/26	548,140

See Notes to Financial Statements

INTERMEDIATE MUNICIPAL INDEX ETF

SCHEDULE OF INVESTMENTS
(continued)

Principal Amount		Value

New Jersey: (continued)
$520,000	New Jersey Transportation Trust Fund Authority, Series A (RB) (NATL) (FGIC) 5.00%, 6/15/16 (B)	$569,213
250,000	New Jersey Transportation Trust Fund Authority, Series A (RB) (FSA) 4.25%, 12/15/22 (B)	248,747
250,000	New Jersey Transportation Trust Fund Authority, Series A (RB) (NATL) (FGIC) 5.75%, 6/15/25 (B)	284,162
500,000	New Jersey Transportation Trust Fund Authority, Series B (RB) (NATL) (FGIC) 5.25%, 12/15/17 (B)	539,485
250,000	New Jersey Transportation Trust Fund Authority, Series B (RB) (NATL) 5.50%, 12/15/19 (B)	282,040

		4,903,562

New York: 16.2%
250,000	Erie County New York Individual Development Agency School Facilities, City School District of Buffalo, Series A (RB) (FSA) 5.75%, 5/1/20 (B)	277,737
250,000	Erie County New York Individual Development Agency School Facilities, City School District of Buffalo, Series A (RB) (FSA) 5.75%, 5/1/22	277,625
400,000	Long Island Power Authority, Series A (RB) (NATL) (FGIC) 5.00%, 12/1/23 (B)	414,484
500,000	Long Island Power Authority, Electric System, Series E (RB) (NATL) (FGIC) 5.00%, 12/1/17 (B)	540,120
500,000	New York City, Series A-1 (GO) 5.00%, 8/1/17 (B)	551,875
250,000	New York City, Series C (GO) 5.00%, 8/1/22 (B)	267,490
250,000	New York City, Series C (GO) 5.00%, 8/1/24 (B)	261,002
250,000	New York City, Series D-1 (GO) 5.125%, 12/1/22	267,990
500,000	New York City, Series E (GO) (FSA) 5.00%, 11/1/18 (B)	539,300
500,000	New York City, Series G (GO) 5.00%, 8/1/20 (B)	534,350
250,000	New York City, Series I-1 (GO) 5.00%, 4/1/19	266,473

See Notes to Financial Statements

Principal Amount		Value

New York: (continued)
$500,000	New York City, Series J-1 (GO) 5.00%, 5/15/22 (B)	$534,385
250,000	New York City, Sub Series F-1 (GO) (XLCA) 5.00%, 9/1/22 (B)	262,598
500,000	New York City, Sub Series J-1 (GO) 5.00%, 6/1/18 (B)	538,220
500,000	New York City, Sub Series L-1 (GO) 5.00%, 4/1/23 (B)	528,800
250,000	New York City Municipal Water Finance Authority, Water and Sewer System, Series A (RB) 5.625%, 6/15/24 (B)	283,043
500,000	New York City Transitional Finance Authority, Series A-1 (RB) 5.00%, 11/15/19 (B)	543,945
500,000	New York City Transitional Finance Authority, Series B (RB) 5.00%, 11/1/23 (B)	538,460
600,000	New York City Transitional Finance Authority, Series S-1 (RB) (NATL) (FGIC) (SAW) 5.00%, 7/15/19 (B)	635,628
275,000	New York City Transitional Finance Authority, Series S-3 (RB) (SAW) 5.25%, 1/15/26 (B)	294,008
250,000	New York City Transitional Finance Authority, Building Aid, Series S-1 (RB) (NATL) (FGIC) (SAW) 5.00%, 7/15/24 (B)	261,823
250,000	New York State Dormitory Authority Non State Supported Debt School District Financing Program, Series A (RB) (FSA) 5.25%, 10/1/17 (B)	283,495
500,000	New York State Dormitory Authority, State Personal Income Tax, Series A (RB) 5.00%, 3/15/21 (B)	547,500
295,000	New York State Dormitory Authority, State Personal Income Tax, Series A (RB) 5.00%, 3/15/25 (B)	316,650
500,000	New York State Dormitory Authority, State Personal Income Tax, Series B (RB) 5.00%, 2/15/18 (B)	561,510
250,000	New York State Dormitory Authority, State Personal Income Tax, Series F (RB) (AMBAC) 5.00%, 3/15/25 (B)	262,443
250,000	New York State Environmental Facilities Corp., State Clean Water, New York City Municipal Water Finance Authority Projects, Series A (RB) 4.75%, 6/15/26 (B)	262,423

See Notes to Financial Statements

INTERMEDIATE MUNICIPAL INDEX ETF

SCHEDULE OF INVESTMENTS
(continued)

Principal Amount		Value

New York: (continued)
$500,000	New York State Environmental Facilities Corp., State Clean Water, New York City Municipal Water Finance Authority Projects, Series B (RB) 5.00%, 6/15/25 (B)	$534,780
500,000	New York State Local Government Assistance Corp., Subordinate Lien, Series A (RB) 5.00%, 4/1/17	569,890
500,000	New York State Thruway Authority, Series H (RB) (NATL) 5.00%, 1/1/20 (B)	535,565
250,000	New York State Thruway Authority, Second General Highway & Bridges Trust Fund, Series A (RB) (NATL) (FGIC) 5.00%, 4/1/17	273,340
350,000	New York State Thruway Authority, Second General Highway & Bridges Trust Fund, Series A (RB) 5.00%, 4/1/22 (B)	377,622
250,000	New York State Thruway Authority, Second General Highway & Bridges Trust Fund, Series A (RB) (AMBAC) 5.00%, 4/1/24 (B)	263,568
250,000	New York State Thruway Authority, Second General Highway & Bridges Trust Fund, Series B (RB) (AMBAC) 5.00%, 4/1/18 (B)	269,990
500,000	New York State Thruway Authority, State Personal Income Tax (Transportation) Series A (RB) Transportation, Series A (RB) 5.25%, 3/15/24 (B)	553,330
250,000	New York State Urban Development Corp. (RB) (AMBAC) 5.50%, 3/15/17	288,333
500,000	Suffolk County, New York Public Improvement Series C (GO) 4.00%, 10/15/24	494,445

		15,014,240

Ohio: 1.7%
250,000	Columbus, Ohio City School District (GO) (FSA) 4.75%, 12/1/25 (B)	262,390
450,000	Columbus, Ohio State (GO) 4.25%, 9/1/23 (B)	467,285
250,000	Ohio State Major New State Infrastructure Project, Series 2008-1 (RB) 6.00%, 6/15/17 (B)	293,455
500,000	Ohio State Water Development Authority Pollution Control (RB) 4.50%, 12/1/20	526,150

		1,549,280

Oklahoma: 0.3%
250,000	Grand River Dam Authority, Series A (RB) (BHAC) 5.00%, 6/1/22 (B)	273,303

See Notes to Financial Statements

Principal Amount		Value

Oregon: 1.4%
$250,000	Port Portland, Oregon International Airport, Series 19 (RB) 5.25%, 7/1/26 (B)	$270,195
675,000	Portland, Oregon Sewer System, Series B (RB) (FSA) 5.00%, 6/15/23 (B)	738,673
250,000	Washington, Yawmill and Multnomah Counties, Oregon, Hillsboro School District No. 1J District (GO) (NATL) (FGIC) 5.25%, 6/15/17 (B)	288,948

		1,297,816

Pennsylvania: 4.0%
500,000	Allegheny County, Pennsylvania Airport Authority, Series B (RB) (FSA) 5.00%, 1/1/19	513,445
500,000	Allegheny County, Pennsylvania Hospital Development Authority, University of Pittsburgh Medical Center, Series B (RB) 5.00%, 6/15/16 (B)	532,370
250,000	Easton, Pennsylvania Area School District (GO) (FSA) (SAW) 7.50%, 4/1/21 (B)	302,953
250,000	Pennsylvania Economic Development Financing Authority, Health System, Albert Einstein Healthcare, Series A (RB) 6.25%, 10/15/23	261,285
250,000	Pennsylvania State, Second Series (GO) 5.00%, 7/1/19 (B)	286,678
500,000	Pennsylvania State, Second Series (GO) 5.00%, 1/1/22	543,800
250,000	Pennsylvania State Turnpike Commission Registration Fee, Series A (RB) (FSA) 5.25%, 7/15/22	284,338
500,000	Philadelphia, Pennsylvania Water & Wastewater, Series A (RB) (AMBAC) 5.00%, 8/1/21 (B)	525,495
500,000	Philadelphia, Pennsylvania Water & Wastewater, Series A (RB) (AMBAC) 4.50%, 8/1/25	488,385

		3,738,749

Puerto Rico: 1.5%
300,000	Puerto Rico Electric Power Authority, Series TT (RB) 5.00%, 7/1/21 (B)	306,681
250,000	Puerto Rico Municipal Finance Agency, Series A (GO) (FSA) 5.00%, 8/1/22 (B)	257,010
300,000	Puerto Rico Municipal Finance Agency, Series A (GO) 5.25%, 8/1/23	293,940

See Notes to Financial Statements

INTERMEDIATE MUNICIPAL INDEX ETF

SCHEDULE OF INVESTMENTS
(continued)

Principal Amount		Value

Puerto Rico: (continued)
$ 500,000	Puerto Rico Public Buildings Authority, Government Facilities, Series P (GO) (COMWLTH GTD) 5.75%, 7/1/18	$531,475

		1,389,106

Rhode Island: 0.3%
250,000	Rhode Island State & Providence Plantations, Consolidated Capital Development Loan, Series C (GO) (NATL) 5.00%, 11/15/25 (B)	268,673

South Carolina: 1.1%
710,000	Greenville County, South Carolina School District (RB) (AGO) 5.00%, 12/1/25 (B)	749,327
250,000	South Carolina State Public Service Authority, Series B (RB) (NATL) 5.00%, 1/1/22 (B)	268,168

		1,017,495

Tennessee: 1.7%
500,000	Metropolitan Government of Nashville & Davidson County (GO) 5.00%, 1/1/20 (B)	559,200
250,000	Metropolitan Government of Nashville & Davidson County, Series C (GO) 5.00%, 2/1/21 (B)	270,793
500,000	Tennessee Energy Acquisition Corp., Series A (RB) 5.25%, 9/1/17 (B)	501,870
250,000	Tennessee Energy Acquisition Corp., Series A (RB) 5.25%, 9/1/23 (B)	240,283

		1,572,146

Texas: 7.0%
250,000	Cypress-Fairbanks, Texas Independent School District (GO) (PSF-GTD) 5.00%, 2/15/23 (B)	271,113
250,000	EL Paso, Texas Hospital District, Series A (GO) (AGO) 5.00%, 8/15/23 (B)	264,923
250,000	Houston, Texas Independent School District (GO) (PSF-GTD) 5.00%, 2/15/23 (B)	272,898
250,000	Houston, Texas Independent School District, Series A (GO) (PSF-GTD) 5.00%, 2/15/19 (B)	271,820
1,000,000	Houston, Texas Public Improvement Refunding, Series A (GO) 5.00%, 3/1/23	1,096,720
250,000	Houston, Texas Public Improvement Refunding, Series E (GO) (AMBAC) 5.00%, 3/1/21 (B)	269,195

See Notes to Financial Statements

Principal Amount		Value

Texas: (continued)
$250,000	Leander Independent School District (GO) (PSF-GTD) 4.85%, 8/15/23 (A) (B)	$131,238
500,000	North East Independent School District (GO) (PSF-GTD) 5.00%, 2/1/20 (B)	542,470
250,000	North East Independent School District, Series A (GO) (PSF-GTD) 5.00%, 8/1/18 (B)	282,828
560,000	San Antonio, Texas Electric & Gas Systems (RB) 5.00%, 2/1/25 (B)	590,542
400,000	San Antonio, Texas Electric & Gas Systems, Series A (RB) 5.00%, 2/1/24 (B)	424,352
250,000	Tarrant County, Texas Cultural Educational Facilities Finance Corp., Texas Health Resources (RB) 5.00%, 2/15/26 (B)	253,023
225,000	Texas Municipal Gas Acquisition & Supply Corp., Senior Lien Series A (RB) 5.25%, 12/15/18 (B)	223,862
250,000	Texas State University System Financing (RB) 5.25%, 3/15/24 (B)	273,690
250,000	Texas Transportation Commission, State Highway Fund, First Tier (RB) 5.00%, 4/1/22 (B)	272,235
500,000	Texas Transportation Commission, State Highway Fund, First Tier, Series A (RB) 4.50%, 4/1/16 (B)	554,490
250,000	Texas Transportation Commission, State Highway Fund, First Tier, Series A (RB) 5.00%, 4/1/19	274,663
250,000	University of Texas, Series 2006-D (RB) 5.00%, 8/15/21	274,748

		6,544,810

Utah: 0.1%
250,000	Utah Transportation Authority Sales Tax Revenue, Series A (RB) (NATL) 5.54%, 6/15/21 (A)	132,705

Virginia: 2.0%
500,000	Virginia College Building Authority, 21st Century College & Equipment Programs Educational Facilities, Series A (RB) 5.00%, 2/1/19 (B)	571,920
250,000	Virginia Resources Authority Clean Water Revolving Fund (RB) 5.00%, 10/1/18 (B)	284,398
200,000	Virginia State Public Building Authority, Public Facilities, Series B (RB) 5.00%, 8/1/24 (B)	222,650

See Notes to Financial Statements

INTERMEDIATE MUNICIPAL INDEX ETF

SCHEDULE OF INVESTMENTS
(continued)

Principal Amount		Value

Virginia: (continued)
$250,000	Virginia State Public Building Authority, Public Facilities, Series B (RB) 5.00%, 8/1/25	$276,583
500,000	Virginia State Public Building Authority, School Financing, Series B (RB) (FSA) 4.50%, 8/1/26 (B)	518,510

		1,874,061

Washington: 5.5%
525,000	Energy Northwest, Washington Electric Revenue Refunding, Columbia State, Series A (RB) 5.00%, 7/1/22 (B)	564,286
400,000	King County Washington Highline School District No. 401 (GO) (FSA) (SBG) 5.25% 12/1/19 (B)	438,012
250,000	King County Washington Highline School District No. 411 (GO) (FSA) (SBG) 5.00% 12/1/19 (B)	276,685
500,000	Pierce County, Washington School District, Series A (GO) (FSA) (SBG) 5.00%, 12/1/17 (B)	552,225
250,000	Port Seattle, Washington, Series A (RB) (AMBAC) 5.00%, 10/1/18 (B)	272,828
500,000	Washington State Motor Vehicle Fuel Tax, Series B (GO) (FSA) 5.00%, 7/1/21 (B)	548,850
500,000	Washington State Motor Vehicle Fuel Tax, Series B (GO) (FSA) 5.00%, 7/1/24	542,635
500,000	Washington State, Various Purpose, Series A (GO) (AMBAC) 5.00%, 1/1/20 (B)	547,770
500,000	Washington State, Various Purpose, Series A (GO) 5.00%, 1/1/22 (B)	550,080
250,000	Washington State, Various Purpose, Series C (GO) 5.00%, 2/1/17 (B)	282,665
500,000	Washington State, Various Purpose, Series C (GO) 5.00%, 1/1/25 (B)	537,370

		5,113,406

West Virginia: 0.2%
225,000	West Virginia Hospital Finance Authority, Charleston Area Medical Center, Hospital Revenue & Improvement, Series A (RB) 5.125%, 9/1/21	226,106

See Notes to Financial Statements

Principal Amount		Value

Wisconsin: 1.3%
$400,000	Central Brown County Water Authority (RB) (AMBAC) 5.00%, 12/1/22	$413,304
250,000	Wisconsin State, Series C (GO) 5.00%, 5/1/23 (B)	271,223
250,000	Wisconsin State Health and Educational Facilities Authority, Wheaton Franciscan Health Care System (RB) 5.25%, 8/15/17	244,673
250,000	Wisconsin State Transportation, Series A (RB) (FSA) 5.25%, 7/1/16 (B)	285,493

		1,214,693

Total Municipal Bonds (Cost: $90,194,878)		91,643,399

Number of Shares

Money Market Fund: 0.1% (Cost: $117,654)
117,654	Dreyfus Tax Exempt Cash Management Fund - Class B Shares	117,654

Total Investments: 98.7% (Cost: $90,312,532)		91,761,053
Other assets less liabilities: 1.3%		1,176,416

NET ASSETS: 100.0%		$92,937,469

AGO	Assured Guaranty Ltd.
AMBAC	American Municipal Bond Assurance Corp.
BHAC	Berkshire Hathaway Assurance Corp.
CIFG	CDC Ixis Financial Guaranty
COMWLTH GTD	Commonwealth Guaranteed
CP	Certificate of Participation
FGIC	Financial Guaranty Insurance Co.
FSA	Financial Security Assurance Inc.
GO	General Obligation
NATL	National Public Finance Guarantee Corp.
PSF-GTD	Permanent School Fund - Guaranteed
RADIAN	Radian Group
RB	Revenue Bond
SAW	State Aid Withholding
SBG	School Board Guaranteed
Q-SBLF	Qualified School Board Loan Fund
TA	Tax Allocation
XLCA	Syncora Guarantee Inc.

(A)	Zero Coupon Bond - the rate shown is the effective yield at purchase date
(B)	Callable or Puttable Security - the redemption date shown is when the security will be redeemed by the issuer

See Notes to Financial Statements

INTERMEDIATE MUNICIPAL INDEX ETF

SCHEDULE OF INVESTMENTS
(continued)

Summary of Investments By Sector (unaudited)	% of Investments	Value

Airport	3.2%	$2,938,611
Bond Bank	0.6	554,580
Development	2.1	1,885,561
Education	9.8	8,976,352
Facilities	10.3	9,417,276
General Obligation	28.0	25,715,142
Higher Education	2.8	2,602,655
Medical	4.1	3,750,329
Power	4.5	4,132,681
School District	8.3	7,649,513
Single Family Housing	0.5	496,125
Transportation	14.5	13,273,979
Utilities	1.4	1,237,332
Water	9.8	9,013,263
Money Market	0.1	117,654

	100.0%	$91,761,053

See Notes to Financial Statements

LONG MUNICIPAL INDEX ETF

SCHEDULE OF INVESTMENTS
October 31, 2009 (unaudited)

Principal Amount		Value

MUNICIPAL BONDS: 98.3%
Alabama: 1.2%
$500,000	Birmingham, Alabama Capital Improvement and Refunding, Series A (GO) (AMBAC) 4.50%, 12/1/29	$478,305

Alaska: 1.3%
250,000	Alaska State Housing Corp. General Housing, Series A (RB) (FGIC) 5.25%, 12/1/34	254,667
250,000	Alaska State Housing Corp. Home Mortgage, Series A (RB) 5.00%, 12/1/29	251,822

		506,489

Arizona: 2.5%
250,000	Arizona Health Facilities Authority, Series D (RB) 5.50%, 1/1/38	254,582
250,000	Mesa, Arizona Utility System, Second Series (RB) (NATL) (FGIC) 4.50%, 7/1/28	252,895
250,000	Mesa, Arizona Industrial Development Authority, Clark County Detention Facility Project (RB) 5.00%, 9/1/39	241,345
250,000	Salt Verde Financial Corp. (RB) 5.00%, 12/1/32	220,748

		969,570

California: 17.8%
250,000	Alameda, California Corridor Transportation Authority, Series A (RB) (AMBAC) 6.30%, 10/1/30 (A)	64,707
500,000	Anaheim, California Public Financing Authority, Electricity Distribution Facilities (RB) (NATL) 4.50%, 10/1/32	470,140
500,000	Anaheim, California Public Financing Authority, Lease Revenue, Project A-1 (RB) (NATL) (FGIC) 5.00%, 9/1/34	472,790
250,000	Bay Area Toll Authority, Series F (RB) 5.00%, 4/1/31	256,882
500,000	California Health Facilities Financing Authority (RB) 5.00%, 4/1/37	466,800
250,000	California State (GO) 4.875%, 12/1/33	228,465
250,000	California State Public Works Board (RB) 5.00%, 11/1/29	252,085
500,000	California Statewide Community Development Authority - Health Facilities (RB) 5.00%, 3/1/30	468,865

See Notes to Financial Statements

LONG MUNICIPAL INDEX ETF

SCHEDULE OF INVESTMENTS
(continued)

Principal Amount		Value

California: (continued)
$300,000	Chabot-Los Positas, California Community College (GO) (AMBAC) 5.00%, 8/1/29	$310,029
500,000	Desert Community College District, Election of 2004, Series C (GO) (FSA) 5.00%, 8/1/37	507,660
250,000	Eastern Municipal Water District, California Water & Sewer, Series H (CP) 5.00%, 7/1/33	255,985
250,000	Grossmont-Cuyamaca, California Community College District, Election 2002, Series C (GO) (AGO) 5.79%, 8/1/30 (A)	82,287
250,000	Los Angeles, California Community College District, Election of 2001, Series A (GO) (NATL) (FGIC) 5.00%, 8/1/32	255,453
250,000	Los Angeles, California Community College District, Election of 2001, Series E-1 (GO) 5.00%, 8/1/33	255,127
250,000	Los Angeles, California Department of Water & Power System, Sub-Series A-1 (GO) (FSA) 5.00%, 7/1/35	252,683
250,000	Los Angeles, California Unified School District, Series A (GO) (NATL) 4.50%, 1/1/28	240,670
250,000	Los Angeles, California Unified School District, Series E (GO) (AMBAC) 5.00%, 7/1/30	254,170
250,000	Sacramento, California Sanitation District Financing Authority (RB) (NATL) (FGIC) 5.00%, 12/1/36	254,190
250,000	San Francisco, California Bay Area Rapid Transportation District, Series A (RB) (NATL) 5.00%, 7/1/34	252,435
270,000	San Mateo County, California Transportation, Series A (RB) (NATL) 4.75%, 6/1/34	268,053
250,000	Santa Clara Valley, California Water Distribution, Series A (CP) (NATL) 5.00%, 6/1/37	256,165
250,000	Stockton, California Public Financing Authority, Series A (RB) (R) 5.25%, 9/1/31	218,270
250,000	Ventura County, California Community College District, Election 2002, Series B (GO) (NATL) 5.00%, 8/1/28	256,120

See Notes to Financial Statements

Principal Amount		Value

California: (continued)
$250,000	West Valley Mission Community College District, Election 2004-A (GO) (FSA) 5.00%, 8/1/30	$254,853
250,000	William S. Hart, California High School District, Election 2001, Series B (GO) (FSA) 6.38%, 9/1/28 (A)	80,305

		6,935,189

Colorado: 0.6%
250,000	Adams County, Colorado FHA Insured Mortgage-Platte Valley Medical Center (RB) (NATL) (FHA) 5.00%, 2/1/31	246,122

District Of Columbia: 1.9%
750,000	District of Columbia, Children’s Hospital Obligated Group (RB) (FSA) 5.25%, 7/15/45	728,745

Florida: 5.8%
250,000	Jacksonville, Florida Better Jacksonville Sales Tax Revenue (RB) 5.00%, 10/1/30	257,415
250,000	Miami-Dade County, Florida Building Better Communities Program, Series A (GO) (AGO) 5.00%, 7/1/38	256,523
250,000	Miami-Dade County, Florida Expressway Authority (RB) (AMBAC) 5.00%, 7/1/39	241,365
250,000	Miami-Dade County, Florida School Board, Series A (CP) (NATL) (FGIC) 5.00%, 5/1/32	241,805
500,000	Palm Beach County, Florida Public Improvement, Series 2 (RB) 5.375%, 11/1/28	544,010
250,000	Palm Beach County, Florida Public Improvement (RB) 5.00%, 5/1/33	255,025
250,000	University of Central Florida Convocation Corp., Series A (CP) (NATL) (FGIC) 5.00%, 10/1/35	226,718
250,000	University of Northern Florida Financing Corp. (RB) (FGIC) 5.00%, 11/1/32	252,790

		2,275,651

Georgia: 1.9%
500,000	Atlanta, Georgia Water & Wastewater System (RB) (FSA) 5.00%, 11/1/43	471,235
250,000	Augusta, Georgia Water & Sewer Revenue (RB) (FSA) 5.25%, 10/1/39	258,387

		729,622

See Notes to Financial Statements

LONG MUNICIPAL INDEX ETF

SCHEDULE OF INVESTMENTS
(continued)

Principal Amount		Value

Illinois: 3.3%
$500,000	Chicago, Illinois Project and Refunding, Series A (GO) (FSA) 4.75%, 1/1/30	$503,685
500,000	Chicago, Illinois Project and Refunding, Series C (GO) (NATL) 5.00%, 1/1/29	519,655
250,000	Illinois Finance Authority, OSF Health Care System, Series A (RB) 5.75%, 11/15/37	251,110

		1,274,450

Indiana: 1.3%
250,000	Carmel Industrial Redevelopment Authority (RB) 5.00%, 2/1/29	257,680
250,000	Indiana Health & Educational Facility Financing Authority, Senior Series 2006B-5 (RB) 5.00%, 11/15/36	249,260

		506,940

Kansas: 1.3%
250,000	Burlington, Kansas Pollution Control, Project A (RB) (NATL) 5.30%, 6/1/31	256,617
250,000	Kansas State Development Finance Authority, Hospital Revenue-Adventist Health System/Sunbelt Obligated Group, Series C (RB) 5.75%, 11/15/34	257,485

		514,102

Kentucky: 1.3%
250,000	Kentucky Asset/Liability Commission, University of Kentucky Project Notes, Series B (RB) 5.00%, 10/1/27	263,503
250,000	Louisville & Jefferson County, Kentucky Metro Government Health, Jewish Hospital & Saint Mary’s Health Care (RB) 6.125%, 2/1/37	261,060

		524,563

Louisiana: 1.2%
250,000	Louisiana Public Facilities Authority, 19th Judicial District Court (RB) (NATL) (FGIC) 5.375%, 6/1/32	254,735
250,000	St. John, Louisiana Marathon Oil Corp. Project, Series A (RB) 5.125%, 6/1/37	227,545

		482,280

Maryland: 1.4%
500,000	Maryland State Health & Higher Educational Facilities Authority, Johns Hopkins University, Series A (RB) 5.25%, 7/1/38	532,890

See Notes to Financial Statements

Principal Amount		Value

Massachusetts: 3.8%
$ 250,000	Massachusetts Bay Transportation Authority, Series A (RB) 5.00%, 7/1/30	$278,165
500,000	Massachusetts State College Building Authority, Series A (RB) (AMBAC) 5.00%, 5/1/41	502,195
250,000	Massachusetts State Health & Educational Facilities Authority, Caregroup, Series E-1 (RB) 5.00%, 7/1/28	241,887
500,000	Massachusetts State Water Resource Authority, Series A (RB) (FSA) 4.50%, 8/1/46	462,050

		1,484,297

Michigan: 2.0%
250,000	Detroit, Michigan Water Supply System, Senior Lien, Series C (RB) (FSA) 5.00%, 7/1/33	250,685
250,000	Michigan State Building Authority (RB) (NATL) (FGIC) 5.15%, 10/15/28 (A)	81,445
225,000	Michigan State Building Authority, Series I (RB) (AMBAC) 5.00%, 10/15/33	216,191
250,000	Michigan State Hospital Financing Authority, Henry Ford Health System, Series A (RB) 5.25%, 11/15/46	216,215

		764,536

Missouri: 1.8%
250,000	Missouri State Health & Educational Facilities, Series A (RB) 5.00%, 6/1/36	249,990
460,000	Missouri State Health & Educational Facilities, Series A (RB) 5.50%, 11/15/39	454,659

		704,649

Nebraska: 0.7%
250,000	Nebraska Public Power District, Series C (RB) (NATL) (FGIC) 5.00%, 1/1/41	251,430

New Jersey: 3.3%
500,000	New Jersey Economic Development Authority - School Facilities, Series U (RB) (AMBAC) 5.00%, 9/1/37	510,680
500,000	New Jersey State Transportation Trust Fund Authority, Series A (RB) (AGO) 5.50%, 12/15/38	536,245
1,000,000	New Jersey State Transportation Trust Fund Authority, Series A (RB) 5.88%, 12/15/33	234,810

		1,281,735

See Notes to Financial Statements

LONG MUNICIPAL INDEX ETF

SCHEDULE OF INVESTMENTS
(continued)

Principal Amount		Value

New Mexico: 1.3%
$500,000	New Mexico Hospital Equipment Loan Council, Presbyterian Healthcare Services, Series A (RB) 5.125%, 8/1/35	$502,055

New York: 13.5%
125,000	Hudson Yards Infrastructure Corp. New York, Series A (RB) 5.00%, 2/15/47	114,211
750,000	Liberty New York Development Corp., Goldman Sachs Headquarters (RB) 5.25%, 10/1/35	732,323
250,000	Metropolitan Transportation Authority, New York Dedicated Tax Fund, Series B (RB) 5.00%, 11/15/34	257,960
250,000	New York City Fiscal 2009-Subseries F-1 (GO) 5.50%, 11/15/26	274,410
250,000	New York City Industrial Development Agency - Yankee Stadium (RB) (NATL) 5.00%, 3/1/36	232,703
250,000	New York City Refunding, Series G (GO) 5.00%, 12/1/33	255,265
250,000	New York City Transitional Finance Authority, Series E (RB) 5.00%, 2/1/33	255,910
250,000	New York Convention Center Development Corp., Hotel Unit Fee Secured (RB) (AMBAC) 5.00%, 11/15/44	232,860
250,000	New York Convention Center Development (RB) (AMBAC) 5.00%, 11/15/35	243,953
500,000	New York State Dormitory Authority, State Personal Income Tax, Series D (RB) 5.00%, 3/15/31	517,580
470,000	New York State Dormitory Authority, State Personal Income Tax, Series F (RB) 5.00%, 3/15/30	485,360
250,000	New York State Dormitory Authority, FIT Student Housing Corp. (RB) (NATL) (FGIC) 5.25%, 7/1/29	259,980
250,000	New York State Dormitory Authority, Non State Supported Debt, Hudson Valley Hospital Center (RB) (FSA) (FHA) 5.00%, 8/15/36	250,940
375,000	New York State Thruway Authority, Series G (RB) (FSA) 5.00%, 1/1/30	383,314
250,000	New York State Urban Development Corp. (RB) 5.00%, 12/15/26	266,630

See Notes to Financial Statements

Principal Amount		Value

New York: (continued)
$500,000	New York State Urban Development Corp. (RB) (NATL) (FGIC) 5.25%, 3/15/34	$513,685

		5,277,084

North Carolina: 1.3%
250,000	Charlotte, North Carolina NASCAR Hall of Fame Facilities, Series C (CP) 5.00%, 6/1/39	259,235
250,000	Charlotte, North Carolina Water & Sewer System, Series A (RB) 5.00%, 7/1/31	263,130

		522,365

Ohio: 1.1%
500,000	Buckeye Ohio Tobacco Settlement Financing Authority (RB) 5.875%, 6/1/30	434,230

Oklahoma: 1.8%
250,000	Oklahoma Development Finance Authority, St. John Health System (RB) 5.00%, 2/15/42	230,938
500,000	Tulsa County, Oklahoma Industrial Authority, St. Francis Health System (RB) 4.60%, 12/15/31	458,605

		689,543

Pennsylvania: 1.9%
250,000	Pennsylvania State Higher Education (RB) (NATL) (FGIC) 4.50%, 4/1/36	235,265
250,000	Pennsylvania State Turnpike Commission, Sub-Series A (RB) (AGO) 5.00%, 6/1/39	257,470
250,000	Pennsylvania State Turnpike Commission, Sub-Series B (RB) 5.25%, 6/1/39	249,245

		741,980

Puerto Rico: 2.1%
250,000	Puerto Rico Commonwealth Infrastructure Financing Authority, Series A (RB) (AMBAC) 6.93%, 2/15/41 (A)	19,865
250,000	Puerto Rico Housing Finance Authority, Capital Fund Modernization Program (RB) 5.125%, 12/1/27	253,158
250,000	Puerto Rico Electric Power Authority, Series VV (RB) (NATL) 5.25%, 7/1/29	255,855
285,000	Puerto Rico Sales Tax Financing Corp., Sub-Series A (RB) 5.25%, 8/1/27	292,188

		821,066

See Notes to Financial Statements

LONG MUNICIPAL INDEX ETF

SCHEDULE OF INVESTMENTS
(continued)

Principal Amount		Value

South Carolina: 2.8%
$350,000	Berkeley County, South Carolina School District, Securing Assets for Education (RB) 5.125%, 12/1/30	$350,500
250,000	Kershaw County, South Carolina Public School Foundation (RB) 5.00%, 12/1/31	246,375
500,000	South Carolina Transportation Infrastructure Bank, Series B (RB) (AMBAC) 4.50%, 10/1/31	480,440

		1,077,315

Texas: 13.5%
250,000	Alamo, Texas Community College District (GO) (NATL) (FGIC) 4.50%, 8/15/33	244,622
250,000	Dallas, Texas Area Rapid Transportation, Senior Lien (RB) (AMBAC) 5.00%, 12/1/32	260,570
250,000	Dallas, Texas Area Rapid Transportation, Senior Lien (RB) 5.25%, 12/1/43	263,645
250,000	Denton, Texas Independent School District, School Building (GO) (PSF-GTD) 5.00%, 8/15/27	267,940
250,000	El Paso County, Texas Hospital District, Series A (GO) (AGO) 5.00%, 8/15/28	258,052
500,000	El Paso, Texas Independent School District, School Building (GO) (PSF-GTD) 5.00%, 8/15/29	531,400
250,000	Fort Bend, Texas Independent School District (GO) (PSF-GTD) 5.00%, 8/15/27	268,917
500,000	Harris County, Texas Toll Road-Senior Lien, Series A (RB) (NATL) 5.00%, 8/15/29	512,090
500,000	Houston, Texas Public Improvement Refunding, Series A (GO) 5.375%, 3/1/38	522,645
500,000	Houston, Texas Combined Utility System, First Lien (RB) (FSA) 5.00%, 11/15/35	511,480
250,000	Houston, Texas Combined Utility System, First Lien Series A (RB) (FSA) 5.00%, 11/15/27	262,120
500,000	North Texas Thruway Authority (RB) (AGO) 6.69%, 1/1/36 (A)	97,950
250,000	Prosper, Texas Independent School District, School Building (GO) (PSF-GTD) 5.00%, 2/15/41	255,800
250,000	SA Energy Acquisition Public Facility Corp. (RB) 5.50%, 8/1/27	248,855

See Notes to Financial Statements

Principal Amount		Value

Texas: (continued)
$250,000	Tarrant Regional Water District (RB) (NATL) (FGIC) 5.00%, 3/1/27	$260,008
250,000	University of Houston, Texas (RB) (FSA) 5.25%, 2/15/27	266,563
250,000	Waco Texas Education Finance Corp., Baylor University, Series C (RB) 5.00%, 3/1/36	256,140

		5,288,797

Virginia: 1.9%
570,000	Virginia College Building Authority, Series A (RB) (SAW) 4.50%, 9/1/27	591,677
195,000	Virginia College Building Authority, Regent University (RB) 5.00%, 6/1/36	164,699

		756,376

Washington: 2.7%
250,000	Port of Seattle, Washington, Series A (RB) 5.25%, 5/1/27	266,743
250,000	Seattle, Washington Solid Waste Revenue & Refunding (RB) (NATL) 5.00%, 2/1/29	263,000
500,000	Seattle, Washington Water System Improvement & Refunding (RB) 5.00%, 2/1/28	532,975

		1,062,718

Total Municipal Bonds (Cost: $36,916,966)		38,365,094

Number of Shares

Money Market Fund: 0.4% (Cost: $172,659)
172,659	Dreyfus Tax Exempt Cash Management Fund - Class B Shares	172,659

Total Investments: 98.7% (Cost: $37,089,625)		38,537,753
Other assets less liabilities: 1.3%		506,986

NET ASSETS: 100.0%		$39,044,739

See Notes to Financial Statements

LONG MUNICIPAL INDEX ETF

SCHEDULE OF INVESTMENTS
(continued)

AGO	Assured Guaranty Ltd.
AMBAC	American Municipal Bond Assurance Corporation
CP	Certificate of Participation
FGIC	Financial Guaranty Insurance Company
FHA	Federal Housing Association
FSA	Financial Security Assurance Inc.
GO	General Obligation
NATL	National Public Finance Guarantee Corp.
PSF-GTD	Permanent School Fund - Guaranteed
R	Radian Insurance, Inc.
RB	Revenue Bond
SAW	State Aid Withholding

(A) Zero Coupon Bond - the rate shown is the effective yield at purchase date

Summary of Investments By Sector (unaudited)	% of Investments	Value

Development	3.9%	$1,490,207
Education	6.7	2,585,433
Facilities	11.5	4,422,262
General Obligation	15.5	5,967,211
Higher Education	8.6	3,324,997
Housing	0.7	254,667
Medical	15.0	5,789,318
Multifamily Housing	0.6	253,158
Pollution	0.7	263,000
Power	3.2	1,230,108
School District	4.9	1,899,202
Single Family Housing	0.7	251,822
Tobacco Settlement	1.1	434,230
Transportation	13.4	5,162,089
Utilities	3.9	1,490,595
Water	9.2	3,546,795
Money Market	0.4	172,659

	100.0%	$38,537,753

See Notes to Financial Statements

PRE-REFUNDED MUNICIPAL INDEX ETF

SCHEDULE OF INVESTMENTS
October 31, 2009 (unaudited)

Par Amount		Value

MUNICIPAL BONDS: 98.4%
Alabama: 2.6%
$500,000	Birmingham, Alabama, Series B (GO) (AMBAC) 5.00%, 12/1/32 (B)	$556,385

250,000	Birmingham, Alabama Waterworks & Sewer Board, Series B (RB) (NATL) 5.00%, 1/1/43 (B)	278,280

		834,665

Arizona: 1.7%
500,000	Arizona School Facilities Board, Series A (CP) (NATL) 5.25%, 9/1/15 (B)	562,665

California: 9.9%
250,000	California Infrastructure & Economic Development Bay Area Toll Bridges, First Lien Series A (RB) (FSA) 4.10%, 7/1/12	270,277
350,000	California Infrastructure & Economic Development Bay Area Toll Bridges, First Lien Series A (RB) (AMBAC) 5.00%, 7/1/33	400,732
250,000	California State (GO) 5.00%, 11/1/18 (B)	271,485
250,000	California State (GO) 5.125%, 2/1/27 (B)	285,442
250,000	California State (GO) 5.125%, 3/1/31 (B)	265,077
250,000	California Water Resources Department Power Supply, Series A (RB) (AMBAC) 5.375%, 5/1/18 (B)	279,287
350,000	Clovis California Unified School District, Election 2004-Series A (GO) (FGIC) (NATL) 3.983%, 8/1/19 (A) (B)	247,713
500,000	Foothill/Eastern Transportation Corridor Agency California, Senior Lien Series A (RB) 3.55%, 1/1/20 (A) (B)	339,415
250,000	Los Angeles Unified School District, Election 2002-Series A (GO) (FSA) 5.25%, 7/1/20 (B)	284,588
250,000	Sacramento County, California Sanitation District Financing Authority, Series A (RB) (AMBAC) 5.00%, 12/1/35 (B)	288,370
250,000	University of California, Multiple Purpose Projects, Series Q (RB) (FSA) 5.00%, 9/1/17	272,407

		3,204,793

See Notes to Financial Statements

PRE-REFUNDED MUNICIPAL INDEX ETF

SCHEDULE OF INVESTMENTS
(continued)

Par Amount		Value

Colorado: 0.9%
$250,000	Colorado Department of Transportation Revenue (RB) 5.375%, 6/15/13	$279,890

Connecticut: 1.7%
500,000	Connecticut State, Series B (GO) 5.50%, 6/15/18 (B)	557,215

Florida: 2.7%
250,000	Collier County, Florida School Board (CP) (FSA) 5.375%, 2/15/21 (B)	274,000
250,000	Orange County, Florida Tourist Development Tax Revenue (RB) (AMBAC) 5.50%, 10/1/32 (B)	276,703
290,000	South Broward Hospital District, Florida (RB) 5.625%, 5/1/32 (B)	322,321

		873,024

Georgia: 2.5%
250,000	Georgia State Series D (GO) 5.00%, 11/1/14 (B)	271,225
500,000	Georgia State, Series B (GO) 5.125%, 5/1/15	549,980

		821,205

Hawaii: 2.2%
500,000	Hawaii State Series CX (GO) (FSA) 5.50%, 2/1/12 (B)	550,330
150,000	Hawaii State Series CZ (GO) (FSA) 5.25%, 7/1/15 (B)	166,472

		716,802

Illinois: 8.9%
265,000	Chicago, Illinois (GO) (NATL) 5.50%, 1/1/38 (B)	282,434
500,000	Chicago, Illinois Metropolitan Water Reclamation District, Greater Chicago (GO) 5.00%, 12/1/35 (B)	581,290
500,000	Chicago, Illinois Metropolitan Water Reclamation District, Series C (GO) 5.375%, 12/1/14 (B)	565,260
750,000	Illinois State Toll Highway Authority, Senior Priority Series A-1 (RB) (FSA) 5.00%, 1/1/26 (B)	865,320
500,000	Illinois State Toll Highway Authority, Senior Priority Series A-2 (RB) (FSA) 5.00%, 1/1/31 (B)	576,880

		2,871,184

See Notes to Financial Statements

Par Amount		Value

Kentucky: 2.6%
$500,000	Kentucky State Property & Buildings Commission, No. 69 Series A (RB) (FSA) 5.25%, 8/1/15 (B)	$539,765
250,000	Kentucky State Property & Buildings Commission, No. 85 (RB) (FSA) 5.00%, 8/1/25 (B)	286,392

		826,157

Maryland: 0.8%
250,000	Montgomery County, Maryland, Series A (GO) 5.00%, 2/1/20 (B)	266,068

Massachusetts: 5.1%
650,000	Massachusetts Bay Transportation Authority, Series A (RB) 5.00%, 7/1/25 (B)	745,199
250,000	Massachusetts State Consolidated Loan, Series C (GO) 5.00%, 9/1/25 (B)	287,625
500,000	Massachusetts State Water Resources Authority, Series A (RB) 6.50%, 7/15/19 (B)	606,460

		1,639,284

Michigan: 4.2%
450,000	Detroit, Michigan City School District, Wayne County School Building & Site Improvement, Series A (RB) (FSA) (Q-SBLF) 5.50%, 5/1/21 (B)	498,532
250,000	Detroit, Michigan Sewer Disposal, Senior Lien Series A (RB) (FSA) 5.00%, 7/1/26 (B)	279,703
500,000	Detroit, Michigan Water Supply System Revenue, Second Lien-Series B (RB) (NATL) 5.25%, 7/1/32 (B)	566,685

		1,344,920

Minnesota: 7.4%
300,000	Minnesota Public Facilities Authority, Water Pollution Control, Series A (RB) 5.00%, 3/1/19 (B)	327,870
500,000	Minnesota State (GO) 5.50%, 6/1/10 (B)	514,775
250,000	Minneapolis, Minnesota Health Care System, Series A (RB) 5.75%, 11/15/32	284,958
250,000	University of Minnesota, Series A (RB) 5.75%, 7/1/11 (B)	270,995
550,000	University of Minnesota, Series A (RB) 5.75%, 7/1/17 (B)	663,646

See Notes to Financial Statements

PRE-REFUNDED MUNICIPAL INDEX ETF

SCHEDULE OF INVESTMENTS
(continued)

Par Amount		Value

Minnesota: (continued)
$250,000	University of Minnesota, Series A (RB) 5.75%, 7/1/18 (B)	$305,700

		2,367,944

Nevada: 3.2%
500,000	Clark County, Nevada Bond Bank (GO) (NATL) 5.00%, 6/1/32 (B)	558,795
410,000	Clark County, Nevada School District, Series D (GO) (NATL) 5.00%, 6/15/16 (B)	467,211

		1,026,006

New Jersey: 17.7%
500,000	Garden State Preservation Trust, Open Space & Farmland Preservation, Series A (RB) (FSA) 5.25%, 11/1/16 (B)	572,590
250,000	Garden State Preservation Trust, Open Space & Farmland Preservation, Series A (RB) (FSA) 5.25%, 11/1/18 (B)	286,295
200,000	New Jersey Economic Development Authority, Kapkowski Road Landfill, Series A (RB) 6.375%, 4/1/18 (B)	236,290
350,000	New Jersey Economic Development Authority, School Facilities Construction, Series F (RB) (FGIC) 5.25%, 6/15/16	396,788
585,000	New Jersey Economic Development Authority, School Facilities Construction, Series G (RB) (NATL) 5.00%, 9/1/17 (B)	662,226
250,000	New Jersey Health Care Facilities Financing Authority Capital, Health System Obligation Group, Series A (RB) 5.75%, 7/1/23 (B)	283,475
250,000	New Jersey State Transportation Trust Fund Authority, Series A (RB) 5.75%, 6/15/10	258,270
500,000	New Jersey State Transportation Trust Fund Authority, Series A (RB) 5.75%, 6/15/15 (B)	592,375
500,000	New Jersey State Transportation Trust Fund Authority, Series C (RB) (FGIC) 5.25%, 6/15/16 (B)	579,250
500,000	New Jersey State Transportation Trust Fund Authority, Series C (RB) (FGIC) 5.25%, 6/15/18	579,250
600,000	New Jersey State Transportation Trust Fund Authority, Series D (RB) (AMBAC) 5.00%, 6/15/18 (B)	685,524

See Notes to Financial Statements

Par Amount		Value

New Jersey: (continued)
$500,000	New Jersey Tobacco Settlement Financing Corp., Asset Backed (RB) 6.125%, 6/1/42	$562,930

		5,695,263

New York: 1.1%
285,000	New York Metropolitan Transportation Authority, Dedicated Tax, Series A (RB) (NATL) 6.00%, 4/1/20	351,744

North Carolina: 0.4%
100,000	Charlotte-Mecklenburg Hospital Authority, North Carolina Health Care, Series A (RB) 5.00%, 1/15/45 (B)	113,993

Ohio: 4.4%
500,000	Cincinnati, Ohio City School District Classroom Facilities Construction & Improvement (GO) (FSA) 5.25%, 12/1/14 (B)	574,055
500,000	Cincinnati, Ohio City School District Classroom Facilities Construction & Improvement (GO) (FSA) 5.00%, 12/1/31 (B)	569,135
250,000	Cleveland, Ohio Waterworks, Series K (RB) (FGIC) 5.25%, 1/1/21 (B)	272,628

		1,415,818

Oregon: 1.7%
250,000	Deschutes County, Oregon Hospital Facilities Authority, Cascade Health Services Inc. (RB) 5.40%, 1/1/17 (B)	273,425
250,000	Oregon State Department Transportation Highway User Tax, Series A (RB) 5.125%, 11/15/26 (B)	279,910

		553,335

Pennsylvania: 5.2%
500,000	Philadelphia, Pennsylvania School District, Series B (GO) (FGIC) (SAW) 5.625%, 8/1/13 (B)	560,930
250,000	Philadelphia, Pennsylvania Water & Wastewater, Series A (RB) (FGIC) 5.25%, 11/1/22 (B)	279,665
500,000	Pennsylvania State Public School Building Authority, Philadelphia School District (RB) (FSA) (SAW) 5.00%, 6/1/33 (B)	561,800

See Notes to Financial Statements

PRE-REFUNDED MUNICIPAL INDEX ETF

SCHEDULE OF INVESTMENTS
(continued)

Par Amount		Value

Pennsylvania: (continued)
$250,000	Southcentral Pennsylvania General Authority, Wellspan Health Obligated Group (RB) 5.625%, 5/15/26 (B)	$270,783

		1,673,178

Puerto Rico: 1.6%
450,000	Puerto Rico Commonwealth, Public Improvement, Series A (GO) 5.00%, 7/1/33 (B)	507,740

Rhode Island: 1.7%
500,000	Rhode Island Depositors Economic Protection Corp., Series B (RB) (NATL) 5.80%, 8/1/12 (B)	559,675

South Carolina: 1.2%
325,000	Greenville, South Carolina, Building Equity Sooner For Tomorrow, Installment Purchase (RB) 6.00%, 12/1/20 (B)	375,622

Tennessee: 1.8%
500,000	Shelby County, Tennessee Health Educational & Housing Facilities Board, Methodist Health (RB) 6.50%, 9/1/26 (B)	572,630

Texas: 1.7%
250,000	Dallas, Texas Waterworks & Sewer System (RB) 5.00%, 10/1/15 (B)	283,193
250,000	Harris County, Texas Senior Lien-Toll Road (RB) (FSA) 5.375%, 8/15/23 (B)	279,185

		562,378

Utah: 0.9%
250,000	Utah, Series A (GO) 5.25%, 7/1/14 (B)	277,452

Wisconsin: 2.6%
250,000	Wisconsin Health & Education Facilities Authority, Wheaton Franciscan Services, Inc. (RB) 5.75%, 8/15/25 (B)	278,845
500,000	Wisconsin State Transportation, Series 1 (RB) (AMBAC) 5.75%, 7/1/17 (B)	560,740

		839,585

Total Municipal Bonds (Cost: $31,567,272)		31,690,235

See Notes to Financial Statements

Number of Shares		Value

Money Market Fund: 0.1% (Cost: $46,871)
46,871	Dreyfus Tax Exempt Cash Management Fund - Class B Shares	$46,871

Total Investments: 98.5% (Cost: $31,614,143)		31,737,106
Other assets less liabilities: 1.5%		470,147

NET ASSETS: 100.0%		$32,207,253

AMBAC	American Municipal Bond Assurance Corporation
CP	Certificate of Participation
FGIC	Financial Guaranty Insurance Company
FSA	Financial Security Assurance Inc.
GO	General Obligation
NATL	National Public Finance Guarantee Corp.
Q-SBLF	Qualified School Board Loan Fund
RB	Revenue Bond
SAW	State Aide Withholding

(A)	Zero Coupon Bond - the rate shown is the effective yield at purchase date
(B)	Callable Security - the redemption date shown is when the security will be redeemed by the issuer

Summary of Investments By Sector (unaudited)	% of Investments	Value

Development	3.4%	$1,082,260
Education	4.5	1,434,636
Facilities	5.3	1,675,450
General Obligation	23.1	7,315,050
Higher Education	5.1	1,626,741
Medical	7.2	2,286,437
Power	0.9	279,287
School District	14.5	4,600,629
Tobacco Settlement	1.8	562,930
Transportation	24.1	7,643,961
Water	10.0	3,182,854
Money Market	0.1	46,871

	100.0%	$31,737,106

See Notes to Financial Statements

SHORT MUNICIPAL INDEX ETF

SCHEDULE OF INVESTMENTS
October 31, 2009 (unaudited)

Principal Amount		Value

MUNICIPAL BONDS: 98.7%
Alabama: 0.5%
$ 250,000	Alabama State Public School & College Authority, Capital Improvement Bond (RB) 5.00%, 12/1/11	$267,860

Arizona: 5.3%
250,000	Arizona State Transportation Board Excise Tax Revenue, Maricopa County Regional Area Road Fund (RB) 5.00%, 7/1/14	280,707
250,000	Arizona State School Facilities Board, Series A-1 (CP) (NATL) 5.00%, 9/1/14	276,318
575,000	Arizona State Water Infrastructure Finance Authority, Series A (RB) 5.00%, 10/1/14	656,989
305,000	Maricopa County, Arizona Community College District, Series C (GO) 4.00%,7/1/14	333,277
525,000	Phoenix, Arizona Civic Improvement Corp., (RB) (AMBAC) 5.00%, 7/1/11	556,757
500,000	Phoenix, Arizona, Series B (GO) 5.00%, 7/1/16	561,625

		2,665,673

California: 10.1%
250,000	Alameda, California Corridor Transportation Authority Sub Lien, Series A (RB) (AMBAC) 5.43%, 10/1/13 (A)	213,330
250,000	Bay Area Infrastructure Financing Authority (RB) (XLCA) 5.00%, 8/1/10 (B)	253,277
250,000	Bay Area Infrastructure Financing Authority (RB) (XLCA) 5.00%, 8/1/11 (B)	255,845
250,000	California Infrastructure & Economic Development, Workers Compensation Relief, Series A (RB) (AMBAC) 3.50%, 10/1/10	255,750
250,000	California State (GO) 5.00%, 8/1/14	272,050
250,000	California State (GO) 5.00%, 11/1/13	273,703
1,000,000	California State (GO) 5.00%, 10/1/15	1,080,510
250,000	California State Economic Recovery, Series A (GO) 5.00%, 1/1/11	261,247
250,000	California State Economic Recovery, Series A (GO) 5.00%, 7/1/11	264,485

See Notes to Financial Statements

Principal Amount		Value

California: (continued)
$250,000	California State Economic Recovery, Series A (GO) 5.25%, 7/1/13	$276,747
250,000	California State University Systemwide, Series A (RB) (FSA) 5.00%, 11/1/13	278,737
250,000	Los Angeles, California Community College District, Election 2001 Series A (GO) (FSA) 5.25%, 8/1/12	277,222
250,000	Los Angeles, California Metropolitan Transit Authority Sales Tax Refunding, 2nd Senior Series A (RB) (AGO) 5.00%, 7/1/12	271,280
250,000	Los Angeles, California Public Works Financing Authority, Regional Park & Open Space District, Series A (SA) (NATL) 5.00%, 10/1/13	281,165
500,000	Regents of University of California Medical Center, Series D (RB) 5.00%, 5/15/14	552,095

		5,067,443

Colorado: 0.3%
125,000	Colorado State Department of Corrections (CP) (AMBAC) 5.00%, 3/1/11	131,716

Connecticut: 1.7%
250,000	Connecticut State, Series B (GO) 5.00%, 5/1/14	283,100
250,000	Connecticut State, Series B (GO) 5.00%, 5/1/15	284,775
250,000	Connecticut State Special Tax Obligation, Transportation Infrastructure Series A (ST) (NATL) 5.00%, 7/1/14	279,415

		847,290

Delaware: 0.6%
250,000	Delaware State, Series A (GO) 5.00%, 1/1/14	282,550

District of Columbia: 0.5%
250,000	Washington D.C. Convention Center Authority Dedicated Tax, Senior Lien, Series A (RB) (AMBAC) 5.00%, 10/1/12	266,408

Florida: 6.9%
250,000	Citizens Property Insurance Corp., Senior Secured High Risk Account - A (RB) (NATL) 5.00%, 3/1/12	258,915
250,000	Citizens Property Insurance Corp., Senior Secured High Risk Account - A (RB) (NATL) 5.00%, 3/1/13	259,670

See Notes to Financial Statements

SHORT MUNICIPAL INDEX ETF

SCHEDULE OF INVESTMENTS
(continued)

Principal Amount		Value

Florida: (continued)
$ 500,000	Citizens Property Insurance Corp., Senior Secured High Risk Account - A (RB) (NATL) 5.00%, 3/1/14	$518,040
1,000,000	Florida Hurricane Catastrophe Fund Finance Corp., Series A (RB) 5.00%, 7/1/13	1,071,280
250,000	Florida State Board of Education Lottery, Series A (RB) (AMBAC) 5.00%, 7/1/13	272,810
250,000	Florida State Board of Education, Public Education Capital Outlay, Series A (GO) 5.00%, 6/1/15	281,777
250,000	Hillsborough County, Florida Community Investment Tax (RB) (AMBAC) 5.00%, 11/1/13	279,757
250,000	Hillsborough County, Florida Industrial Development (RB) (AMBAC) 5.00%, 3/15/12 (B)	258,140
250,000	Miami-Dade County, Florida School Board, Series A (CP) (AMBAC) 5.00%, 8/1/12	266,520

		3,466,909

Georgia: 2.1%
250,000	Augusta, Georgia Water & Sewerage Refunding (RB) (FSA) 5.00%, 10/1/13	281,467
450,000	Georgia State Road & Tollway Authority (RB) (NATL) 5.00%, 6/1/15	510,453
250,000	Georgia State, Series A (GO) 5.00%, 9/1/15	287,625

		1,079,545

Illinois: 7.9%
250,000	Chicago, Illinois, Series A (RB) (FSA) 5.00%, 1/1/14	278,190
125,000	Chicago, Illinois, Board of Education, Series A (GO) (NATL) 5.25%, 6/1/13 (B)	137,900
250,000	Chicago, Illinois, Board of Education, Series D (GO) (FSA) 5.00%, 12/1/13	277,137
125,000	Chicago, Illinois, O’Hare International Airport, Series A (RB) (FSA) 5.00%, 1/1/14	136,283
250,000	Chicago, Illinois, O’Hare International Airport, 3rd Lien, Series B (RB) (NATL) (FGIC) 5.25%, 1/1/15	274,555
800,000	Chicago, Illinois, Transportation Authority, Capital Grant (RB) (AMBAC) 5.00%, 6/1/13	866,552

See Notes to Financial Statements

Principal Amount		Value

Illinois: (continued)
$285,000	Chicago, Illinois, Transportation Authority, Capital Grant Section A (RB) (AMBAC) 5.25%, 6/1/13	$313,175
125,000	Chicago, Illinois, Transportation Authority, Section 5307-B (RB) (AMBAC) 5.00%, 6/1/11	131,602
500,000	Illinois State, Series A (GO) 3.50%, 9/1/14	520,270
250,000	Illinois State, Series A (GO) 5.00%, 6/1/11	264,492
500,000	Illinois State, Series A (GO) 3.50%, 9/1/15	513,795
250,000	Illinois State, Series A (GO) 5.00%, 6/1/13	274,750

		3,988,701

Kentucky: 0.2%
100,000	Kentucky State Property & Buildings Commission (RB) (NATL) 5.00%, 11/1/11	107,251

Louisiana: 0.6%
300,000	Louisiana State Citizen’s Property Insurance Corp., Series B (RB) (AMBAC) 5.25%, 6/1/14	312,090

Maine: 0.6%
250,000	Maine Municipal Bond Bank, Series A (RB) 5.00%, 11/1/13	282,845

Massachusetts: 0.8%
100,000	Massachusetts Bay Transportation Authority, Series A (RB) 5.00%, 7/1/15	113,394
250,000	Massachusetts State, Series B (GO) 5.00%, 8/1/13	279,972

		393,366

Michigan: 1.1%
250,000	Detroit, Michigan City School District, School Building and Site Improvement (FSA) 5.00%, 5/1/15	261,840
250,000	Michigan Municipal Bond Authority, School District, City of Detroit (RB) (FSA) 5.00%, 6/1/13	272,585

		534,425

See Notes to Financial Statements

SHORT MUNICIPAL INDEX ETF

SCHEDULE OF INVESTMENTS
(continued)

Principal Amount		Value

Minnesota: 3.2%
$500,000	Minneapolis, Minnesota Special School District No. 1 Series A (CP) (NATL) (SD CRED PROG) 4.50%, 2/1/15	$543,565
500,000	Minnesota State (GO) 5.00%, 8/1/11	536,965
500,000	Minnesota State, Series F (GO) 4.00%, 8/1/13	545,880

		1,626,410

Mississippi: 0.6%
250,000	Mississippi State Capital Improvement (GO) (FSA) 5.00%, 11/1/12 (B)	275,892

Missouri: 1.0%
515,000	Mississippi Highways & Transportation Commission, Series A (RB) 2.25%, 5/1/15	510,782

Nebraska: 1.6%
250,000	Central Plains Energy Project, Nebraska Gas Project No. 1, Series A (RB) 5.00%, 12/1/14 (B)	262,662
250,000	Nebraska Public Power District, Series B (RB) (FSA) 5.00%, 1/1/13	275,097
250,000	Nebraska Public Power District, Series B (RB) (FSA) 5.00%, 1/1/14	278,507

		816,266

Nevada: 2.1%
250,000	Clark County, Nevada School District, Series A (GO) 5.00%, 6/15/11	265,220
250,000	Clark County, Nevada School District, Series B (GO) 5.00%, 6/15/13	275,465
250,000	Clark County, Nevada School District, Series B (GO) 5.00%, 6/15/14	276,840
250,000	Henderson, Nevada Health Care Facilities, Catholic Health Care West, Series C (RB) 4.00%, 7/1/12	256,205

		1,073,730

New Jersey: 3.6%
600,000	New Jersey Economic Development Authority, Cigarette Tax (RB) (FGIC) 5.00%, 6/15/13	614,298
250,000	New Jersey Economic Development Authority, School Facilities Construction, Series O (RB) 5.25%, 3/1/15	275,412

See Notes to Financial Statements

Principal Amount		Value

New Jersey: (continued)
$595,000	New Jersey State, Series L (GO) (AMBAC) 5.25%, 7/15/15	$683,066
250,000	New Jersey State Turnpike Authority, Series A (RB) (AMBAC) 3.15%, 1/1/10 (B)	250,917

		1,823,693

New York: 16.4%
500,000	Erie City, New York, Industrial Development Agency (RB) (FSA) 5.00%, 5/1/12	539,195
125,000	Long Island Power Authority, Electric System, Series 2006F (RB) (NATL) 5.00%, 5/1/11	131,505
250,000	Metropolitan Transit Authority, Series A (RB) 5.00%, 11/15/13 (B)	271,917
550,000	Nassau County, New York, Series F (GO) 4.00%, 10/1/14	591,564
250,000	New York City, Series H (GO) 5.00%, 8/1/13	275,855
250,000	New York City, Series J (GO) 5.00%, 3/1/14	275,570
250,000	New York City, Series O (GO) 5.00%, 6/1/12	271,025
250,000	New York City, Fiscal 2008, Series A-1 (GO) 4.00%, 8/1/12	265,542
250,000	New York City Industrial Development Agency, Civic Facility (RB) (FSA) 5.00%, 11/15/11	262,957
240,000	New York City Industrial Development Agency, Yankee Stadium (RB) (NATL) 5.00%, 3/1/14	248,854
500,000	New York City Transitional Financing Authority, Sub Series A-1 (RB) 5.00%, 8/1/13	559,750
340,000	New York State Dormitory Authority, City University System, Series A (RB) 4.00%, 7/1/14	359,982
250,000	New York State Dormitory Authority, State Personal Tax, Series A (RB) 5.00%, 3/15/14	278,418
250,000	New York State Dormitory Authority, State Personal Tax, Series B (RB) 5.00%, 3/15/13	275,650

See Notes to Financial Statements

SHORT MUNICIPAL INDEX ETF

SCHEDULE OF INVESTMENTS
(continued)

Principal Amount		Value

New York: (continued)
$725,000	New York State Dormitory Authority, State Personal Tax, Series C (RB) 5.00%, 12/15/12	$803,075
250,000	New York State Environmental Facilities Corp., State Personal Income, Series A (RB) 5.00%, 12/15/13	281,688
475,000	New York State Local Government Assistance Corp., Senior Lien, Series C (GO) 5.00%, 4/1/13	530,200
250,000	New York State Thruway Authority, General Revenue, Series H (RB) (NATL) 5.00%, 1/1/13	270,283
250,000	New York State Thruway Authority, General Revenue, Series H (RB) (NATL) 5.00%, 1/1/14	271,543
250,000	New York State Thruway Authority, Second General Highway & Bridge Trust Fund, Series A (RB) 2.25%, 4/1/12	254,120
500,000	New York State Thruway Authority, Second General Highway & Bridge Trust Fund, Series A (RB) (NATL) 5.25%, 4/1/13	556,770
125,000	New York State Thruway Authority, Second General Highway & Bridges Trust Fund, Series A (RB) 5.00%, 4/1/13	137,554
260,000	New York State Urban Development Corp., Service Contract, Series A (RB) 5.00%, 1/1/14	283,364
250,000	New York State Urban Development Corp., State Personal Income Tax, Series A-1 (RB) 5.00%, 12/15/12	276,520

		8,272,901

North Carolina: 2.6%
250,000	North Carolina, Infrastructure Financing Corp., Series A (CP) (FSA) 5.00%, 5/1/14	278,763
450,000	North Carolina, Infrastructure Financing Corp., Series A (CP) 5.00%, 2/1/14	498,434
500,000	Wake County, North Carolina, Series D (GO) 4.00%, 2/1/15	546,645

		1,323,842

Ohio: 2.2%
250,000	Ohio State Common Schools, Series D (GO) 5.00%, 9/15/13	280,323

See Notes to Financial Statements

Principal Amount		Value

Ohio: (continued)
$250,000	Ohio State Department of Administrative Services, Series A (CP) (NATL) 5.00%, 9/1/13	$277,968
250,000	Ohio State Major New State Infrastructure Project, Series 2007-1 (RB) (FSA) 5.00%, 6/15/14	280,313
250,000	Ohio State University, Series A (RB) 5.00%, 12/1/13	280,770

		1,119,374

Puerto Rico: 6.2%
750,000	Puerto Rico Commonwealth, Public Improvement, Series A (GO) (AGO) 5.00%, 7/1/15	812,468
250,000	Puerto Rico Commonwealth, Government Development, Series B (RB) 5.00%, 12/1/14	258,125
250,000	Puerto Rico Commonwealth, Public Improvement, Series A (GO) 5.00%, 7/1/14 (B)	285,588
250,000	Puerto Rico Commonwealth Infrastructure Financing Authority, Series C (ST) (AMBAC) 5.50%, 7/1/13	266,398
425,000	Puerto Rico Electric Power Authority, Series QQ (RB) (XLCA) 5.25%, 7/1/14	458,018
200,000	Puerto Rico Electric Power Authority, Series SS (RB) (NATL) 5.00%, 7/1/14	214,294
250,000	Puerto Rico Public Buildings Authority, Government Facilities, Series J (RB) (COMWLTH GTD) 5.00%, 7/1/12 (B)	255,853
300,000	Puerto Rico Public Buildings Authority, Government Facilities, Series M (RB) (COMWLTH GTD) 5.75%, 7/1/15	321,624
250,000	Puerto Rico Sales Tax Financing Corp., Sales Tax, First Sub-Series A (RB) 3.75%, 8/1/15	264,550

		3,136,918

South Carolina: 0.5%
250,000	Greenville County, South Carolina School District Installment (RB) 5.00%, 12/1/11	267,490

Texas: 6.9%
250,000	Houston, Texas Independent School District (GO) (PSF-GTD) 5.00%, 2/15/14	281,490

See Notes to Financial Statements

SHORT MUNICIPAL INDEX ETF

SCHEDULE OF INVESTMENTS
(continued)

Principal Amount		Value

Texas: (continued)
$250,000	Houston, Texas Utility System, Combined 1st Lien Series A (RB) (FSA) 5.25%, 11/15/14	$282,812
250,000	North East Independent School District (GO) (PSF-GTD) 5.00%, 8/1/14 (B)	285,585
325,000	North Texas Thruway Authority, Series G (RB) 5.00%, 1/1/10 (B)	326,290
250,000	Texas Municipal Gas Acquisition & Supply Corp., Senior Lien Series A (RB) 5.00%, 12/15/14	254,385
275,000	Texas Round Rock Independent School District, (GO) (PSF-GTD) 5.00%, 8/1/11	294,833
250,000	Texas Transportation Commission, State Highway Fund, First Tier (RB) 5.00%, 4/1/14	281,943
125,000	Texas Transportation Commission, State Highway Fund, First Tier (RB) 4.00%, 4/1/13	135,128
415,000	Texas Water Development Board, State Revolving Fund, Sub-Series B (RB) 5.625%, 7/15/14	482,923
250,000	University of Texas Revenue Financing System, Series D (RB) 5.00%, 8/15/14	280,988
500,000	University of Texas Revenue Financing System, Series D (RB) 5.00%, 8/15/14	561,975

		3,468,352

Virginia: 9.1%
250,000	Fairfax County, Virginia Public Improvement, Series A (GO) (SAW) 5.00%, 4/1/11	265,402
750,000	Fairfax County, Virginia Public Improvement, Series A (GO) (SAW) 5.00%, 10/1/11	811,320
500,000	Fairfax County, Virginia Public Improvement, Series A (GO) (SAW) 5.00%, 4/1/14	568,190
250,000	Fairfax County, Virginia Public Improvement, Series B (GO) (SAW) 5.00%, 10/1/14	286,910
125,000	Loudoun County, Virginia, Series B (GO) (SAW) 5.00%, 12/1/13	142,549
500,000	Virginia College Building Authority (RB) 5.00%, 9/1/13	563,415
250,000	Virginia Commonwealth Transportation Board, Federal Highway Antic Note (RB) 5.00%, 10/1/12	277,145

See Notes to Financial Statements

Principal Amount		Value

Virginia: (continued)
$500,000	Virginia Commonwealth Transportation Board, Federal Highway Anticipation Note (RB) 5.00%, 10/1/13	$564,555
500,000	Virginia State, Series A (GO) 5.00%, 6/1/13	562,360
500,000	Virginia State Public Building Authority, Public Facilities, Series B (RB) 5.00%, 8/1/13	562,265

		4,604,111

Washington: 2.4%
250,000	Port Seattle, Washington Intermediate Lien, Series A (RB) (NATL) 5.25%, 3/1/14	276,388
250,000	Seattle, Washington Municipal Light & Power Improvement & Refunding (RB) (FSA) 5.00%, 8/1/13	278,913
350,000	Washington Central Puget Sound Regional Transit Authority, Sales Tax, Series A (RB) (AMBAC) 5.00%, 11/1/13	393,096
250,000	Washington State (GO) 5.00%, 1/1/13	276,319

		1,224,716

Wisconsin: 1.1%
500,000	Milwaukee, Wisconsin, Promissory Note, Series N-1 (GO) (AMBAC) 5.00%, 2/15/11	526,760

Total Municipal Bonds (Cost: $49,135,491)		49,765,309

Number of Shares

Money Market Fund: 0.1% (Cost: $72,693)
72,693	Dreyfus Tax Exempt Cash Management Fund - Class B Shares	72,693

Total Investments: 98.8% (Cost: $49,208,184)		49,838,002
Other assets less liabilities: 1.2%		585,753

NET ASSETS: 100.0%		$50,423,755

See Notes to Financial Statements

SHORT MUNICIPAL INDEX ETF

SCHEDULE OF INVESTMENTS
(continued)

AGO	Assured Guaranty Ltd.
AMBAC	American Municipal Bond Assurance Corporation
COMWLTH GTD	Commonwealth Guaranteed
CP	Certificate of Participation
FGIC	Financial Guaranty Insurance Company
FSA	Financial Security Assurance Inc.
GO	General Obligation
NATL	National Public Finance Guarantee Corp.
PSF-GTD	Permanent School Fund - Guaranteed
RB	Revenue Bond
SA	Special Assessment
SAW	State Aid Withholding
SD CRED PROG	Special District Credit Enhancement Program
ST	Special Tax
XLCA	Syncora Guarantee Inc.

(A)	Zero Coupon Bond - the rate shown is the effective yield at purchase date
(B)	Callable or Puttable Security - the redemption date shown is when the security will be redeemed by the issuer

Summary of Investments By Sector (unaudited)	% of Investments	Value

Airport	0.8%	$410,838
Bond Bank	0.6	282,845
Development	10.4	5,176,226
Education	7.1	3,522,748
Facilities	5.4	2,700,282
General Obligation	34.8	17,328,216
Higher Education	4.7	2,325,867
Medical	1.6	808,300
Pollution	1.1	537,897
Power	3.3	1,636,334
School District	6.9	3,454,237
Transportation	18.8	9,360,281
Utilities	1.6	799,859
Water	2.8	1,421,379
Money Market Fund	0.1	72,693

	100.0%	$49,838,002

See Notes to Financial Statements

[This page intentionally left blank]

MARKET VECTORS ETF TRUST

STATEMENTS OF ASSETS AND LIABILITIES
October 31, 2009 (unaudited)

	High-Yield Municipal Index ETF	Intermediate Municipal Index ETF	Long Municipal Index ETF

Assets:
Investments, at value (1)	$88,891,721	$91,761,053	$38,537,753
Receivables:
Investment securities sold	—	—	—
Shares sold	—	—	1,820,404
Due from Adviser	—	—	4,711
Interest	2,232,955	1,224,289	559,298
Prepaid expenses	4,041	2,078	2,084

Total assets	91,128,717	92,987,420	40,924,250

Liabilities:
Payables:
Investment securities purchased	—	—	1,826,194
Due to custodian	336,627	33,442	31,609
Due to Adviser	14,134	1,289	—
Deferred Trustee fees	1,182	1,191	816
Accrued expenses	27,558	14,029	20,892

Total liabilities	379,501	49,951	1,879,511

Net Assets	$90,749,216	$92,937,469	$39,044,739

Shares outstanding	3,000,000	4,400,000	2,150,000

Net asset value, redemption and offering price per share	$30.25	$21.12	$18.16

Net Assets consist of:
Aggregate paid in capital	$76,367,682	$91,189,379	$39,629,074
Unrealized appreciation of investments	13,813,253	1,448,521	1,448,128
Undistributed net investment income	703,045	293,050	172,876
Undistributed (accumulated) net realized gain (loss)	(134,764)	6,519	(2,205,339)

	$90,749,216	$92,937,469	$39,044,739

(1) Cost of Investments.	$75,078,468	$90,312,532	$37,089,625

See Notes to Financial Statements

	Pre-Refunded Municipal Index ETF	Short Municipal Index ETF

Assets:
Investments, at value (1)	$31,737,106	$49,838,002
Receivables:
Investment securities sold	—	1,929,703
Shares sold	—	—
Due from Adviser	4,450	4,669
Interest	499,038	633,838
Prepaid expenses	5,449	2,063

Total assets	32,246,043	52,408,275

Liabilities:
Payables:
Investment securities purchased	—	1,936,984
Due to custodian	3,536	26,448
Due to Adviser	—	—
Deferred Trustee fees	272	534
Accrued expenses	34,982	20,554

Total liabilities	38,790	1,984,520

Net Assets	$32,207,253	$50,423,755

Shares outstanding	1,300,000	2,950,000

Net asset value, redemption and offering price per share	$24.77	$17.09

Net Assets consist of:
Aggregate paid in capital	$32,044,648	$49,704,501
Unrealized appreciation of investments	122,963	629,818
Undistributed net investment income	39,432	103,720
Undistributed (accumulated) net realized gain (loss)	210	(14,284)

	$32,207,253	$50,423,755

(1) Cost of Investments.	$31,614,143	$49,208,184

See Notes to Financial Statements

MARKET VECTORS ETF TRUST

STATEMENTS OF OPERATIONS
Six Months Ended October 31, 2009 (unaudited)

	High-Yield Municipal Index ETF	Intermediate Municipal Index ETF	Long Municipal Index ETF

Income:
Interest	$ 3,062,679	$1,415,264	$851,129

Expenses:
Management fees	212,750	86,159	41,619
Professional fees	26,205	21,532	24,072
Indicative optimized portfolio value	11,277	9,319	11,203
Fund accounting	7,436	12,218	9,234
Reports to shareholders	7,783	7,724	3,557
Custodian	7,552	6,486	7,680
Registration	3,308	1,759	1,974
Insurance	1,819	1,059	1,056
Transfer agent fees	609	631	546
Trustees’ fees and expenses	1,391	977	529
Interest	1,467	1,975	5,011
Other	1,749	4,521	2,503

Total expenses	283,346	154,360	108,984
Waiver of management fees	(132,954)	(77,855)	(41,619)
Expenses assumed by the Adviser	—	—	(22,400)

Net expenses	150,392	76,505	44,965

Net investment income	2,912,287	1,338,759	806,164

Realized and Unrealized Gain (Loss) on Investments:
Net realized gain (loss) on investments sold	(73,612)	(10,367)	(339,819)
Net change in unrealized appreciation of investments	12,112,807	925,559	1,938,448

Net realized and unrealized gain on investments	12,039,195	915,192	1,598,629

Net Increase in Net Assets Resulting from Operations	$14,951,482	$2,253,951	$2,404,793

See Notes to Financial Statements

	Pre-Refunded Municipal Index ETF	Short Municipal Index ETF

Income:
Interest	$223,385	$495,987

Expenses:
Management fees	33,803	45,728
Professional fees	23,077	20,967
Indicative optimized portfolio value	11,310	9,345
Fund accounting	7,427	12,374
Reports to shareholders	11,506	3,927
Custodian	5,661	6,575
Registration	2,202	2,465
Insurance	924	1,057
Transfer agent fees	352	740
Trustees’ fees and expenses	378	478
Interest	—	2,449
Other	1,998	3,557

Total expenses	98,638	109,662
Waiver of management fees	(33,803)	(45,728)
Expenses assumed by the Adviser	(32,299)	(29,159)

Net expenses	32,536	34,775

Net investment income	190,849	461,212

Realized and Unrealized Gain (Loss) on Investments:
Net realized gain (loss) on investments sold	210	(8,888)
Net change in unrealized appreciation of investments	53,500	293,221

Net realized and unrealized gain on investments	53,710	284,333

Net Increase in Net Assets Resulting from Operations	$244,559	$745,545

See Notes to Financial Statements

MARKET VECTORS ETF TRUST

STATEMENTS OF CHANGES IN NET ASSETS

	High-Yield Municipal Index ETF

	Six Months Ended October 31, 2009	For the Period February 4, 2009* through April 30, 2009

	(unaudited)

Operations:
Net investment income	$2,912,287	$1,632,165
Net realized gain (loss) on investments sold	(73,612)	(62,559)
Net change in unrealized appreciation (depreciation) of investments	12,112,807	1,700,446

Net increase (decrease) in net assets resulting from operations	14,951,482	3,270,052

Dividends to shareholders from:
Net investment income	(2,853,000)	(987,000)

Share transactions:**
Proceeds from sale of shares	—	76,367,682
Cost of shares redeemed	—	—

Increase in net assets resulting from share transactions	—	76,367,682

Total increase in net assets	12,098,482	78,650,734
Net Assets, beginning of period	78,650,734	—

Net Assets, end of period***	$90,749,216	$78,650,734

***Including undistributed net investment income	$703,045	$643,758

** Shares of Common Stock Issued (no par value)
Shares sold	—	3,000,000
Shares redeemed	—	—

Net increase	—	3,000,000

* Commencement of operations.

See Notes to Financial Statements

	Intermediate Municipal Index ETF		Long Municipal Index ETF		Pre-Refunded Municipal Index ETF

	Six Months Ended October 31, 2009	For the Year Ended April 30, 2009	Six Months Ended October 31, 2009	For the Year Ended April 30, 2009	Six Months Ended October 31, 2009	For the Period February 2, 2009* through April 30, 2009

	(unaudited)		(unaudited)		(unaudited)

Operations:
Net investment income	$1,338,759	$1,216,328	$806,164	$1,286,619	$190,849	$44,083
Net realized gain (loss) on investments sold	(10,367)	17,777	(339,819)	(1,867,290)	210	—
Net change in unrealized appreciation (depreciation) of investments	925,559	688,919	1,938,448	(418,410)	53,500	69,463

Net increase (decrease) in net assets resulting from operations	2,253,951	1,923,024	2,404,793	(999,081)	244,559	113,546

Dividends to shareholders from:
Net investment income	(1,228,600)	(1,055,350)	(817,750)	(1,169,950)	(167,100)	(28,400)

Share transactions:**
Proceeds from sale of shares	42,066,674	35,574,645	10,836,314	13,272,381	12,344,646	19,700,002
Cost of shares redeemed	(2,070,264)	—	(3,626,037)	(4,998,296)	—	—

Increase in net assets resulting from share transactions	39,996,410	35,574,645	7,210,277	8,274,085	12,344,646	19,700,002

Total increase in net assets	41,021,761	36,442,319	8,797,320	6,105,054	12,422,105	19,785,148
Net Assets, beginning of period	51,915,708	15,473,389	30,247,419	24,142,365	19,785,148	—

Net Assets, end of period***	$92,937,469	$51,915,708	$39,044,739	$30,247,419	$32,207,253	$19,785,148

***Including undistributed net investment income	$293,050	$182,890	$172,876	$184,462	$39,432	$15,682

** Shares of Common Stock Issued (no par value)
Shares sold	2,000,000	2,350,000	600,000	1,800,000	500,000	800,000
Shares redeemed	(100,000)	—	(200,000)	(300,000)	—	—

Net increase	1,900,000	2,350,000	400,000	1,500,000	500,000	800,000

See Notes to Financial Statements

MARKET VECTORS ETF TRUST

STATEMENTS OF CHANGES IN NET ASSETS

	Short Municipal Index ETF

	Six Months Ended October 31, 2009	For the Year Ended April 30, 2009

	(unaudited)

Operations:
Net investment income	$461,212	$337,377
Net realized gain (loss) on investments sold	(8,888)	4,614
Net change in unrealized appreciation (depreciation) of investments	293,221	351,367

Net increase (decrease) in net assets resulting from operations	745,545	693,358

Dividends to shareholders from:
Net investment income	(408,175)	(289,800)

Share transactions:**
Proceeds from sale of shares	25,543,840	19,197,399
Cost of shares redeemed	—	—

Increase in net assets resulting from share transactions	25,543,840	19,197,399

Total increase in net assets	25,881,210	19,600,957
Net Assets, beginning of period	24,542,545	4,941,588

Net Assets, end of period***	$50,423,755	$24,542,545

***Including undistributed net investment income	$103,720	$50,683

** Shares of Common Stock Issued (no par value)
Shares sold	1,500,000	1,350,000
Shares redeemed	—	—

Net increase	1,500,000	1,350,000

* Commencement of operations.

See Notes to Financial Statements

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MARKET VECTORS ETF TRUST

FINANCIAL HIGHLIGHTS

For a share outstanding throughout the period:

	High-Yield Municipal Index ETF

	Six Months Ended October 31, 2009		For the Period February 4, 2009* through April 30, 2009

	(unaudited)
Net Asset Value, Beginning of Period	$26.22		$25.46

Income from Investment Operations:
Net Investment Income	0.97		0.54
Net Realized and Unrealized Gain (Loss) on Investments	4.01		0.55

Total from Investment Operations	4.98		1.09

Less Dividends from:
Net Investment Income	(0.95)		(0.33)

Total Dividends	(0.95)		(0.33)

Net Asset Value, End of Period	$30.25		$26.22

Total Return (a)	19.36	%(c)	4.32	%(c)

Ratios/Supplementary Data
Net Assets, End of Period (000’s)	$90,749		$78,651
Ratio of Gross Expenses to Average Net Assets	0.67	%(b)	0.71	%(b)
Ratio of Net Expenses to Average Net Assets	0.35	%(b)	0.35	%(b)
Ratio of Net Expenses, Excluding Interest Expense, to Average Net Assets	0.35	%(b)	0.35	%(b)
Ratio of Net Investment Income to Average Net Assets	6.84	%(b)	9.11	%(b)
Portfolio Turnover Rate	3%		0%

(a)

Total return is calculated assuming an initial investment of $10,000 made at the net asset value at the beginning of the period, reinvestment of any dividends at net asset value on the dividend payment date and a redemption on the last day of the period. The return does not reflect the deduction of taxes that a shareholder would pay on Fund dividends or the redemption of Fund shares.

(b)	Annualized.
(c)	Not annualized.
*	Commencement of operations.
#	On October 24, 2008, each Fund effected a stock split as described in the Notes to Financial Statements. Per share data prior to this date has been restated to give effect to the stock split.

See Notes to Financial Statements

	Intermediate Municipal Index ETF #					Long Municipal Index ETF #

	Six Months Ended October 31, 2009		For the Year Ended April 30, 2009	For the Period December 4, 2007* through April 30, 2008		Six Months Ended October 31, 2009		For the Year Ended April 30, 2009	For the Period January 2, 2008* through April 30, 2008

	(unaudited)					(unaudited)
Net Asset Value, Beginning of Period	$20.77		$20.63	$20.80		$17.28		$19.31	$20.00

Income from Investment Operations:
Net Investment Income	0.38		0.76	0.29		0.42		0.86	0.24
Net Realized and Unrealized Gain (Loss) on Investments	0.36		0.10	(0.20)		0.91		(2.07)	(0.72)

Total from Investment Operations	0.74		0.86	0.09		1.33		(1.21)	(0.48)

Less Dividends from:
Net Investment Income	(0.39)		(0.72)	(0.26)		(0.45)		(0.82)	(0.21)

Total Dividends	(0.39)		(0.72)	(0.26)		(0.45)		(0.82)	(0.21)

Net Asset Value, End of Period	$21.12		$20.77	$20.63		$18.16		$17.28	$19.31

Total Return (a)	3.59	%(c)	4.32%	0.43	%(c)	7.78	%(c)	(6.24)%	(2.42	)%(c)

Ratios/Supplementary Data
Net Assets, End of Period (000’s)	$92,937		$51,916	$15,473		$39,045		$30,247	$24,142
Ratio of Gross Expenses to Average Net Assets	0.45	%(b)	0.70%	1.60	%(b)	0.65	%(b)	0.78%	1.47	%(b)
Ratio of Net Expenses to Average Net Assets	0.22	%(b)	0.20%	0.20	%(b)	0.27	%(b)	0.24%	0.24	%(b)
Ratio of Net Expenses, Excluding Interest Expense, to Average Net Assets	0.22	%(b)	0.20%	0.20	%(b)	0.24	%(b)	0.24%	0.24	%(b)
Ratio of Net Investment Income to Average Net Assets	3.87	%(b)	3.97%	3.53	%(b)	4.84	%(b)	5.15%	4.48	%(b)
Portfolio Turnover Rate	18%		11%	0%		19%		44%	0%

See Notes to Financial Statements

MARKET VECTORS ETF TRUST

FINANCIAL HIGHLIGHTS

For a share outstanding throughout the period:

	Pre-Refunded Municipal Index ETF

	Six Months Ended October 31, 2009		For the Period February 2, 2009* through April 30, 2009

	(unaudited)
Net Asset Value, Beginning of Period	$24.73		$24.76

Income from Investment Operations:
Net Investment Income	0.17		0.06
Net Realized and Unrealized Gain (Loss) on Investments	0.03		(0.05)

Total from Investment Operations	0.20		0.01

Less Dividends from:
Net Investment Income	(0.16)		(0.04)

Total Dividends	(0.16)		(0.04)

Net Asset Value, End of Period	$24.77		$24.73

Total Return (a)	0.80	%(c)	0.06	%(c)

Ratios/Supplementary Data
Net Assets, End of Period (000’s).	$32,207		$19,785
Ratio of Gross Expenses to Average Net Assets	0.73	%(b)	1.26	%(b)
Ratio of Net Expenses to Average Net Assets	0.24	%(b)	0.24	%(b)
Ratio of Net Expenses, Excluding Interest Expense, to Average Net Assets	0.24	%(b)	0.24	%(b)
Ratio of Net Investment Income to Average Net Assets	1.41	%(b)	1.29	%(b)
Portfolio Turnover Rate	5%		0%

(a)

Total return is calculated assuming an initial investment of $10,000 made at the net asset value at the beginning of the period, reinvestment of any dividends at net asset value on the dividend payment date and a redemption on the last day of the period. The return does not reflect the deduction of taxes that a shareholder would pay on Fund dividends or the redemption of Fund shares.

(b)	Annualized.
(c)	Not annualized.
*	Commencement of operations.
#	On October 24, 2008, each Fund effected a stock split as described in the Notes to Financial Statements. Per share data prior to this date has been restated to give effect to the stock split.

See Notes to Financial Statements

	Short Municipal Index ETF #

	Six Months Ended October 31, 2009		For the Year Ended April 30, 2009	For the Period February 22, 2008* through April 30, 2008

	(unaudited)
Net Asset Value, Beginning of Period	$16.93		$16.47	$16.53

Income from Investment Operations:
Net Investment Income	0.20		0.43	0.08
Net Realized and Unrealized Gain (Loss) on Investments	0.16		0.46	(0.07)

Total from Investment Operations	0.36		0.89	0.01

Less Dividends from:
Net Investment Income	(0.20)		(0.43)	(0.07)

Total Dividends	(0.20)		(0.43)	(0.07)

Net Asset Value, End of Period	$17.09		$16.93	$16.47

Total Return (a)	2.16	%(c)	5.50%	0.07	%(c)

Ratios/Supplementary Data
Net Assets, End of Period (000’s)	$50,424		$24,543	$4,942
Ratio of Gross Expenses to Average Net Assets	0.60	%(b)	1.11%	5.85	%(b)
Ratio of Net Expenses to Average Net Assets	0.19	%(b)	0.16%	0.16	%(b)
Ratio of Net Expenses, Excluding Interest Expense, to Average Net Assets	0.18	%(b)	0.16%	0.16	%(b)
Ratio of Net Investment Income to Average Net Assets	2.51	%(b)	2.88%	2.70	%(b)
Portfolio Turnover Rate	39%		20%	55%

See Notes to Financial Statements

NOTES TO FINANCIAL STATEMENTS
October 31, 2009 (unaudited)

Note 1—Fund Organization—Market Vectors ETF Trust (the “Trust”), is registered under the Investment Company Act of 1940, as amended, as an open-end management investment company. The Trust was incorporated in Delaware as a statutory trust on March 15, 2001. The Trust operates as a series fund, and as of October 31, 2009, offers twenty-one (21) investment portfolios, each of which represents a separate series of the Trust (each a “Fund” and together the “Funds”).

These financial statements relate only to High-Yield Municipal Index ETF (“High-Yield”), Intermediate Municipal Index ETF (“Intermediate”), Long Municipal Index ETF (“Long”), Pre-Refunded Municipal Index ETF (“Pre-Refunded”) and Short Municipal Index ETF (“Short”), each a “Fund” and collectively the “Funds”. Each Fund’s investment objective is to replicate as closely as possible, before fees and expenses, the price and yield performance of its Index. The Funds expect to use a sampling approach in seeking to achieve their objective. Sampling means that the Adviser uses quantitative analysis to select municipal bonds and other securities that represent a sample of securities in the Index in terms of key risk factors, performance attributes and other characteristics. The number of securities in each Fund will be based upon several factors, including asset size of the Fund. The Adviser generally expects each Fund to hold less than the total number of securities in the Index, but reserves the right to hold as many securities as it believes necessary to achieve the Fund’s investment objective. The Funds and their respective Indices and commencement of operations dates are presented below:

Fund	Commencement of Operations	Index

High-Yield	February 4, 2009	Barclays Capital Municipal Custom High Yield Composite Index

Intermediate	December 4, 2007	Barclays Capital AMT-Free Intermediate Continuous Municipal Index

Long	January 2, 2008	Barclays Capital AMT-Free Long Continuous Municipal Index

Pre-Refunded	February 2, 2009	Barclays Capital Municipal Pre-Refunded–Treasury-Escrowed Index

Short	February 22, 2008	Barclays Capital AMT-Free Short Continuous Municipal Index

Note 2–Significant Accounting Policies–In June 2009, the Financial Accounting Standards Board (“FASB”) issued FASB ASC 105 (formerly FASB Statement No. 168), The “FASB Accounting Standards CodificationTM” and the Hierarchy of Generally Accepted Accounting Principles (“ASC 105”) which is effective for fiscal years and interim periods ending after September 15, 2009. ASC 105 establishes the FASB Accounting Standards CodificationTM (“Codification”

or “ASC”) as the single source of authoritative U.S. generally accepted accounting principles (“GAAP”) recognized by the FASB to be applied by nongovernmental entities. The Codification supersedes all existing accounting and reporting standards. ASC 105 requires the Funds to reference GAAP in their financial statements according to the new codification standards. The funds adopted ASC 105 on September 15, 2009.

The preparation of financial statements in conformity with U.S. generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results could differ from those estimates.

The following is a summary of significant accounting policies followed by the Funds.

A.

Security Valuation–Each Fund’s portfolio securities (except for short-term debt securities and certain other investments) are valued by an outside independent pricing service. The service uses a computerized grid matrix of tax-exempt securities and its own evaluations in determining what the service believes is the fair value of the portfolio securities. Each Fund believes that timely and reliable market quotations are generally not readily available to each Fund to value tax- exempt securities and the valuations that the pricing service supplies are more likely to approximate the fair value of the securities. U.S. municipal securities may be valued as of the announced closing time for trading in municipal instruments on any day that the Securities Industry and Financial Markets Association (“SIFMA”) recommends an early closing time. Money Market Fund investments are valued at their closing net asset value each business day. Short-term debt securities purchased with sixty days or less to maturity are valued at amortized cost, which with accrued interest approximates market value. Each Fund may also use fair value pricing in a variety of circumstances, including but not limited to, situations when the value of a security in a Fund’s portfolio has been materially affected by events occurring after the close of the market on which the security is principally traded (such as a corporate action or other news that may materially affect the price of a security) or trading in a security has been suspended or halted. Accordingly, a Fund’s net asset value (“NAV”) is expected to reflect certain portfolio securities’ fair values rather than their market prices. Fair value pricing involves subjective judgments and it is possible that a fair value determination for a security is materially different than the value that could be realized upon the sale of the security. In addition, fair value pricing could result in a difference between the prices used to calculate a Fund’s NAV and the prices used by the Fund’s benchmark index. This may adversely affect a Fund’s ability to track its benchmark index.

NOTES TO FINANCIAL STATEMENTS
(continued)

The Board of Trustees has approved and regularly reviews fair value pricing methods to be used in determining the good faith value of the investments of the Funds in the event that market quotations are not readily available or, if available, do not reflect the impact of certain market or specific issue events. When fair value pricing is employed, the prices of securities used by a Fund to calculate its net asset value may differ from quoted or published prices for the same security.

The Funds utilize various methods to measure the fair value of most of its investments on a recurring basis which includes a hierarchy that prioritizes inputs to valuation methods used to measure fair value. The hierarchy gives highest priority to unadjusted quoted prices in active markets for identical assets and liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). The three levels of the fair value hierarchy are described below:

Level 1 - Quoted prices in active markets for identical securities.

Level 2 - Significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).

Level 3 - Significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments).

In April 2009, FASB Staff Position No. 157-4, Determining Fair Value When the Volume and Level of Activity for the Asset or Liability Have Significantly Decreased and Identifying Transactions That Are Not Orderly, (“ASC 820”) was issued and is effective for fiscal years and interim periods ending after June 15, 2009. ASC 820 provides additional guidance for estimating fair value when the volume and level of activity for the asset or liability have significantly decreased and also includes guidance on identifying circumstances that indicate a transaction is not orderly. ASC 820 also requires additional disclosures on fair valuation inputs and techniques and requires expanded fair value hierarchy disclosures by each major security type. The Funds have adopted ASC 820 effective July 31, 2009.

The inputs or methodologies used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. The summary of inputs used to value the Funds’ investments as of October 31, 2009 is as follows:

High-Yield Municipal Index ETF	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs	Fair Value of Investments

Municipal Bonds:
Arizona	$—	$1,116,750	$—	$1,116,750
California	—	8,869,581	—	8,869,581
Colorado	—	1,275,585	—	1,275,585
Florida	—	5,092,722	—	5,092,722
Guam	—	1,851,780	—	1,851,780
Illinois	—	8,476,160	—	8,476,160
Iowa	—	1,004,580	—	1,004,580
Louisiana	—	2,646,995	—	2,646,995
Maryland	—	1,197,420	—	1,197,420
Michigan	—	3,352,931	—	3,352,931
Missouri	—	419,862	—	419,862
Montana	—	1,637,960	—	1,637,960
Nebraska	—	5,249,530	—	5,249,530
New Jersey	—	2,067,676	—	2,067,676
New York	—	854,480	—	854,480
Ohio	—	2,978,826	—	2,978,826
Oklahoma	—	1,909,820	—	1,909,820
Pennsylvania	—	8,927,350	—	8,927,350
Puerto Rico	—	6,728,387	—	6,728,387
South Carolina	—	2,229,108	—	2,229,108
South Dakota	—	3,564,506	—	3,564,506
Texas	—	10,585,307	1,400,000	11,985,307
Virginia	—	2,076,420	—	2,076,420
Wisconsin	—	3,377,985	—	3,377,985

Total	$—	$87,491,721	$1,400,000	$88,891,721

The following table reconciles the valuation of the Fund’s Level 3 investment securities and related transactions during the period ended October 31, 2009:

High-Yield Municipal Index ETF Municipal Bonds — Texas:
Balance as of 4/30/09	$—
Realized gain (loss)	—
Change in unrealized appreciation (depreciation)	(450,688)
Net purchases (sales)	—
Transfers in and/or out of Level 3	1,850,688

Balance as of 10/31/09	$1,400,000

NOTES TO FINANCIAL STATEMENTS
(continued)

Intermediate Municipal Index ETF	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs	Fair Value of Investments

Municipal Bonds:
Alabama	$—	$554,560	$—	$554,560
Alaska	—	496,125	—	496,125
Arizona	—	2,187,237	—	2,187,237
California	—	8,274,304	—	8,274,304
Connecticut	—	554,490	—	554,490
Delaware	—	545,505	—	545,505
District Of Columbia	—	504,962	—	504,962
Florida	—	6,693,260	—	6,693,260
Georgia	—	3,209,176	—	3,209,176
Hawaii	—	542,200	—	542,200
Illinois	—	4,969,300	—	4,969,300
Indiana	—	2,641,456	—	2,641,456
Kentucky	—	1,920,151	—	1,920,151
Louisiana	—	278,357	—	278,357
Maryland	—	1,865,562	—	1,865,562
Massachusetts	—	1,736,826	—	1,736,826
Michigan	—	2,166,184	—	2,166,184
Minnesota	—	1,082,200	—	1,082,200
Missouri	—	2,385,342	—	2,385,342
Nevada	—	2,906,051	—	2,906,051
New Jersey	—	4,903,562	—	4,903,562
New York	—	15,014,240	—	15,014,240
Ohio	—	1,549,280	—	1,549,280
Oklahoma	—	273,303	—	273,303
Oregon	—	1,297,816	—	1,297,816
Pennsylvania	—	3,738,749	—	3,738,749
Puerto Rico	—	1,389,106	—	1,389,106
Rhode Island	—	268,673	—	268,673
South Carolina	—	1,017,495	—	1,017,495
Tennessee	—	1,572,146	—	1,572,146
Texas	—	6,544,810	—	6,544,810
Utah	—	132,705	—	132,705
Virginia	—	1,874,061	—	1,874,061
Washington	—	5,113,406	—	5,113,406
West Virginia	—	226,106	—	226,105
Wisconsin	—	1,214,693	—	1,214,693
Money Market Fund:	117,654	—	—	117,655

Total	$117,654	$91,643,399	$—	$91,761,053

Long Municipal Index ETF	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs	Fair Value of Investments

Municipal Bonds:
Alabama	$—	$478,305	$—	$478,305
Alaska	—	506,489	—	506,489
Arizona	—	969,570	—	969,570
California	—	6,935,189	—	6,935,189
Colorado	—	246,122	—	246,122
District Of Columbia	—	728,745	—	728,745
Florida	—	2,275,651	—	2,275,651
Georgia	—	729,622	—	729,622
Illinois	—	1,274,450	—	1,274,450
Indiana	—	506,940	—	506,940
Kansas	—	514,102	—	514,102
Kentucky	—	524,563	—	524,563
Louisiana	—	482,280	—	482,280
Maryland	—	532,890	—	532,890
Massachusetts	—	1,484,297	—	1,484,297
Michigan	—	764,536	—	764,536
Missouri	—	704,649	—	704,649
Nebraska	—	251,430	—	251,430
New Jersey	—	1,281,735	—	1,281,735
New Mexico	—	502,055	—	502,055
New York	—	5,277,084	—	5,277,084
North Carolina	—	522,365	—	522,365
Ohio	—	434,230	—	434,230
Oklahoma	—	689,543	—	689,543
Pennsylvania	—	741,980	—	741,980
Puerto Rico	—	821,066	—	821,066
South Carolina	—	1,077,315	—	1,077,315
Texas	—	5,288,797	—	5,288,797
Virginia	—	756,376	—	756,376
Washington	—	1,062,718	—	1,062,718
Money Market Fund:	172,659	—	—	172,659

Total	$172,659	$38,365,094	$—	$38,537,753

NOTES TO FINANCIAL STATEMENTS
(continued)

Pre-Refunded Municipal Index ETF	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs	Fair Value of Investments

Municipal Bonds:
Alabama	$—	$834,665	$—	$834,665
Arizona	—	562,665	—	562,665
California	—	3,204,793	—	3,204,793
Colorado	—	279,890	—	279,890
Connecticut	—	557,215	—	557,215
Florida	—	873,024	—	873,024
Georgia	—	821,205	—	821,205
Hawaii	—	716,802	—	716,802
Illinois	—	2,871,184	—	2,871,184
Kentucky	—	826,157	—	826,157
Maryland	—	266,068	—	266,068
Massachusetts	—	1,639,284	—	1,639,284
Michigan	—	1,344,920	—	1,344,920
Minnesota	—	2,367,944	—	2,367,944
Nevada	—	1,026,006	—	1,026,006
New Jersey	—	5,695,263	—	5,695,263
New York	—	351,744	—	351,744
North Carolina	—	113,993	—	113,993
Ohio	—	1,415,818	—	1,415,818
Oregon	—	553,335	—	553,335
Pennsylvania	—	1,673,178	—	1,673,178
Puerto Rico	—	507,740	—	507,740
Rhode Island	—	559,675	—	559,675
South Carolina	—	375,622	—	375,622
Tennessee	—	572,630	—	572,630
Texas	—	562,378	—	562,378
Utah	—	277,452	—	277,452
Wisconsin	—	839,58	—	839,585
Money Market Fund:	46,871	—	—	46,871

Total	$46,871	$31,690,235	$—	$31,737,106

Short Municipal Index ETF	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs	Fair Value of Investments

Municipal Bonds:
Alabama	$—	$267,860	$—	$267,860
Arizona	—	2,665,673	—	2,665,673
California	—	5,067,443	—	5,067,443
Colorado	—	131,716	—	131,716
Connecticut	—	847,290	—	847,290
Delaware	—	282,550	—	282,550
District Of Columbia	—	266,408	—	266,408
Florida	—	3,466,909	—	3,466,909
Georgia	—	1,079,545	—	1,079,545
Illinois	—	3,988,701	—	3,988,701
Kentucky	—	107,251	—	107,251
Louisiana	—	312,090	—	312,090
Maine	—	282,845	—	282,845
Massachusetts	—	393,366	—	393,366
Michigan	—	534,425	—	534,425
Minnesota	—	1,626,410	—	1,626,410
Mississippi	—	275,892	—	275,892
Missouri	—	510,782	—	510,782
Nebraska	—	816,266	—	816,266
Nevada	—	1,073,730	—	1,073,730
New Jersey	—	1,823,693	—	1,823,693
New York	—	8,272,901	—	8,272,901
North Carolina	—	1,323,842	—	1,323,842
Ohio	—	1,119,374	—	1,119,374
Puerto Rico	—	3,136,918	—	3,136,918
South Carolina	—	267,490	—	267,490
Texas	—	3,468,352	—	3,468,352
Virginia	—	4,604,111	—	4,604,111
Washington	—	1,224,716	—	1,224,716
Wisconsin	—	526,760	—	526,760
Money Market Fund:	72,693	—	—	72,693

Total	$72,693	$49,765,309	$—	$49,838,002

B.

Federal Income Taxes–It is each Fund’s policy to comply with the provisions of the Internal Revenue Code applicable to regulated investment companies and to distribute all of its taxable income to its shareholders. Therefore, no federal income tax provision is required.

C.

Dividends and Distributions to Shareholders—Dividends to shareholders from net investment income, if any, are declared and paid at least monthly by each Fund. Distributions of net realized capital gains, if any, generally are declared and paid annually. Income dividends and capital gain distributions are determined in accordance with income tax regulations, which may differ from

NOTES TO FINANCIAL STATEMENTS
(continued)

such amounts determined in accordance with U.S. generally accepted accounting principles.

D.

Other–Security transactions are accounted for on trade date. Transactions in certain securities may take longer than the customary settlement cycle to be completed. The counterparty is required to collateralize such trades with cash in excess of the market value of the transaction, which is held at the custodian and marked to market daily. Realized gains and losses are calculated on the identified cost basis. Interest income, including amortization of premiums and discounts, is accrued as earned.

E.

Use of Derivative Instruments — In March 2008, the FASB issued Statement of Financial Accounting Standards No. 161, “Disclosures about Derivative Instruments and Hedging Activities” (“ASC 815”), which is effective for fiscal years and interim periods beginning after November 15, 2008. ASC 815 changes the disclosure requirements for derivative instruments and hedging activities requiring that: (1) the objectives for using derivative instruments be disclosed in terms of underlying risk and accounting designation, (2) the fair values of derivative instruments and their gains and losses be disclosed in a tabular format, and (3) information be disclosed about credit-risk contingent features of derivatives contracts. The Fund adopted ASC 815 May 1, 2009. The Funds did not utilize derivative instruments during the six months ended October 31, 2009.

Note 3–Investment Management and Other Agreements–Van Eck Associates Corporation (the “Adviser”) is the investment adviser to the Funds. The Adviser receives a management fee, calculated daily and payable monthly based on an annual rate of 0.25% of each Fund’s average daily net assets, except for High-Yield which has an annual rate of 0.50%. The Adviser has agreed, at least until September 1, 2010, to voluntarily waive or limit its fees and to assume as its own expense certain expenses otherwise payable by the Funds so that each Fund’s total annual operating expenses (excluding interest expense) do not exceed the expense caps listed in the table below.

The expense caps and the amounts assumed by the Adviser for the period ended October 31, 2009, are as follows:

Fund	Expense Cap	Management Fees Waived by Adviser	Expenses Assumed by the Adviser

High-Yield	0.35%	$132,954	$—
Intermediate	0.22%	77,855	—
Long	0.24%	41,619	22,400
Pre-Refunded	0.24%	33,803	32,299
Short	0.18%	45,728	29,159

In addition, Van Eck Securities Corporation, an affiliate of the Adviser, acts as the Funds’ Distributor. Certain officers and a Trustee of the Trust are officers, directors, or stockholders of the Adviser and Distributor.

Note 4–Investments–For the period ended October 31, 2009, the cost of purchases and proceeds from sales of investments other than U.S. government obligations and short-term obligations (excluding capital share transactions described in Note 6) were as follows:

Fund	Cost of Investments Purchased	Proceeds from Investments Sold

High-Yield	$3,168,560	$2,408,775
Intermediate	51,971,298	12,068,033
Long	75,048,534	6,311,852
Pre-Refunded	13,974,964	1,293,140
Short	39,487,284	13,961,044

Note 5–Income Taxes–As of October 31, 2009, for Federal income tax purposes, the identified cost of investments owned, net unrealized appreciation (depreciation), gross unrealized appreciation, and gross unrealized depreciation of investments were as follows:

Fund	Cost of Investments	Gross Unrealized Appreciation	Gross Unrealized Depreciation	Net Unrealized Appreciation (Depreciation)

High-Yield	$74,610,327	$15,399,637	$(1,118,243)	$14,281,394
Intermediate	90,291,294	1,951,202	(481,443)	1,469,759
Long	37,068,410	1,748,839	(279,496)	1,469,343
Pre-Refunded	31,614,188	193,222	(70,304)	122,918
Short	49,199,431	716,172	(77,601)	638,571

The tax character of dividends paid to shareholders during the period ended October 31, 2009 and the year ended April 30, 2009, was income exempt from Federal income taxes.

NOTES TO FINANCIAL STATEMENTS
(continued)

	Tax-Exempt Dividends

Fund	October 31, 2009	April 30, 2009

High-Yield	$2,853,000	$987,000
Intermediate	1,228,600	1,055,350
Long	817,750	1,169,950
Pre-Refunded	167,100	28,400
Short	408,175	289,800

The Funds recognize the tax benefits of uncertain tax positions only where the position is “more likely than not” to be sustained assuming examination by applicable tax authorities. Management has analyzed the Funds’ tax positions, and has concluded that no liability for unrecognized tax benefits should be recorded related to uncertain tax positions taken on returns filed for open tax years (tax years ended April 30, 2008 and April 30, 2009), or expected to be taken in the Funds’ current tax year. Therefore, no provision for income tax is required in the Fund’s financial statements.

Note 6–Capital Share Transactions–As of October 31, 2009, there were an unlimited number of capital shares of beneficial interest authorized by the Trust with no par value. Shares are issued and redeemed by the Funds only in Creation Units, consisting of 100,000 shares, or multiples thereof. The consideration for the purchase or redemption of Creation Units of the Funds generally consists of the in-kind contribution or distribution of equity securities constituting the Funds’ underlying index plus a small amount of cash. For the period ended October 31, 2009, the Trust had only cash contributions.

Note 7–Concentration of Risk–The investment objective of each Fund is to seek investment results that correspond generally to the price and yield performance, before fees and expenses, of its underlying index, as indicated in the name of each Fund. The Adviser uses a “passive” or index approach to achieve each Fund’s investment objective. The Funds use a sampling approach in which the Adviser uses quantitative analysis to select municipal bonds that represent a sample of securities in the index in terms of key risk factors, performance attributes and other characteristics. Each of the Funds is classified as a non-diversified fund under the 1940 Act. Non-diversified funds generally hold securities of fewer issuers than diversified funds and may be more susceptible to the risks associated with these particular issues, or to a single economic, political, or regulatory occurrence affecting these issuers. Investments in municipal securities involve risks similar to those of investing in any fund of fixed income securities traded on exchanges, such as market fluctuations caused by such factors as economic and political developments, changes in interest rates and perceived trends in security prices.

High-Yield invests in non-investment grade securities, often referred to as “junk bonds.” Economic downturns may disrupt the high yield market and impair the ability of issuers to repay principal and interest. These high yield securities may involve greater risks and considerations not typically associated with investing in U.S. government bonds and other high quality fixed-income securities. Also, an increase in interest rates would likely have an adverse impact on the value of such obligations. Moreover, high yield securities may be less liquid due to the extent that there is no established retail secondary market and because of a decline in the value of such securities. High-Yield may not be able to sell bonds at desired prices and that large purchases or sales of certain high-yield bond issues may cause substantial fluctuations in share price, yield and total return.

Note 8–Trustee Deferred Compensation Plan–The Trust has a Deferred Compensation Plan (the “Plan”) for Trustees under which the Trustees can elect to defer receipt of their trustee fees until retirement, disability, or termination from the Board of Trustees. The fees otherwise payable to the participating Trustees are deemed invested in shares of the Funds as directed by the Trustees.

The expense for the deferred compensation plan is included in “Trustees fees and expenses” in the Statement of Operations. The liability for the deferred compensation plan is shown as “Deferred Trustee fees” in the Statement of Assets and Liabilities.

Note 9—Name Change and Stock Split—On October 24, 2008, the names of three Funds were changed as follows:

Former Name	New Name

Market Vectors–Lehman Brothers
AMT-Free Long Municipal Index ETF	Market Vectors Long Municipal Index ETF
Market Vectors–Lehman Brothers
AMT-Free Intermediate Municipal Index ETF	Market Vectors Intermediate Municipal Index ETF
Market Vectors–Lehman Brothers
AMT-Free Short Municipal Index ETF	Market Vectors Short Municipal Index ETF

The Lehman indices group was acquired by Barclays Capital, which continues to provide the indexes underlying the Funds, and the investment objectives and policies of the Funds remain unchanged.

On October 10, 2008, the Board of Trustees of the Market Vectors ETF Trust approved a split of the shares for Intermediate, Long, and Short. The stock splits took place for shareholders of record as of the close of business on October 21, 2008, and were payable on October 23, 2008. Fund shares began trading on a split-adjusted basis on October 24, 2008. Intermediate split its shares five-for-one, Long split its shares five-for-one, and Short split its shares three-for-one.

NOTES TO FINANCIAL STATEMENTS
(continued)

The splits lowered the share price of these Funds by increasing the number of shares outstanding, but did not change the total value of shares outstanding. The expected primary benefit of this action was that lower share prices will make these Funds more accessible to investors.

Note 10—Subsequent Event Review–The Funds have adopted FASB Statement No. 165, Subsequent Events (“ASC 855”) which was issued in May 2009 and is effective for fiscal years and interim periods ending after June 15, 2009. ASC 855, requires evaluation of subsequent events through the date of financial statement issuance. The Funds have evaluated events and transactions for potential recognition or disclosure through December 23, 2009, the date the financial statements were issued.

The following dividends from net investment income were declared and paid subsequent to October 31, 2009:

Fund	Ex-Date	Record Date	Payable Date	Per Share
High-Yield	11/2/09	11/4/09	11/6/09	$0.155
Intermediate	11/2/09	11/4/09	11/6/09	$0.063
Long	11/2/09	11/4/09	11/6/09	$0.070
Pre-Refunded	11/2/09	11/4/09	11/6/09	$0.029
Short	11/2/09	11/4/09	11/6/09	$0.032

High-Yield	12/1/09	12/3/09	12/7/09	$0.139
Intermediate	12/1/09	12/3/09	12/7/09	$0.061
Long	12/1/09	12/3/09	12/7/09	$0.066
Pre-Refunded	12/1/09	12/3/09	12/7/09	$0.028
Short	12/1/09	12/3/09	12/7/09	$0.031

APPROVAL OF MANAGEMENT AGREEMENT FOR THE PERIOD ENDED OCTOBER 31, 2009
(unaudited)

At a meeting held on June 18, 2009 (the “Renewal Meeting”), the Board, including all of the Independent Trustees, approved the continuation of the investment management agreement between the Trust and the Adviser (the “Investment Management Agreement”) with respect to the Market Vectors California Long Municipal Index ETF, Fixed Income I ETF, Fixed Income II ETF, High-Yield Municipal Index ETF, Intermediate Municipal Index ETF, Long Municipal Index ETF, Massachusetts Municipal Index ETF, New Jersey Municipal Index ETF, New York Long Municipal Index ETF, Ohio Municipal Index ETF, Pennsylvania Municipal Index ETF, Pre-Refunded Municipal Index ETF and Short Municipal Index ETF (the “Funds”) through June 30, 2010.

The Board’s approval of the Investment Management Agreement was based on a comprehensive consideration of all information available to the Trustees and was not the result of any single factor. Some of the factors that figured particularly into the Trustees’ deliberations and how the Trustees considered these factors are described below, although individual Trustees may have evaluated the information presented differently, giving different weights to various factors.

In advance of each of the Renewal Meeting and a prior meeting held on June 5, 2009 (the “First Meeting”), the Trustees received materials from the Adviser and from Lipper Inc. (“Lipper”), an independent, third party data provider. The Independent Trustees’ consideration of the Investment Management Agreement was based on their review of these materials and information obtained through discussions at each of the Renewal Meeting and the First Meeting and at prior meetings among themselves and with management, including the background and experience of the portfolio managers and others involved in the administration of the Trust. The Trustees considered the terms of, and scope of services that the Adviser provides under, the Investment Management Agreement, including the Adviser’s commitment to waive fees and/or pay expenses of the ETFs to the extent necessary to prevent the operating expenses of each ETF from exceeding agreed upon limits at least until September 1, 2010. The Trustees concluded that the Adviser and its personnel had the requisite expertise and skill to manage the Funds’ portfolios, especially in light of the performance of those Funds which had commenced operations. In evaluating a Fund’s performance, the Trustees focused primarily on the Adviser’s success in tracking the Fund’s underlying index and understanding whether any material deviations were the result of factors beyond the Adviser’s control, such as differences created by fair value pricing. The Trustees concluded that the Adviser’s performance was satisfactory in this regard. The Trustees also considered information relating to the financial condition of the Adviser, the current status, as they understood it, of the Adviser’s compliance environment and the Adviser’s analysis of the Trust’s other service providers.

APPROVAL OF MANAGEMENT AGREEMENT
(continued)

As noted above, the Trustees were also provided various data from Lipper comparing the Funds to other exchange-traded funds with respect to expenses, performance and tracking error. The Trustees concluded, in light of this information and the other information available to them, that the fees paid by the Funds were reasonable in light of the quality of services received. The Trustees noted that this comparative data, while generally helpful, was limited in its usefulness in many cases due to the lack of a large number of directly comparable exchange-traded funds. The Trustees were also aware of the other benefits received by the Adviser from serving as adviser of the Funds and from providing administrative services to the Funds, and from an affiliate of the Adviser serving as distributor for the Funds.

The Trustees also considered information provided by the Adviser about the overall profitability of the Adviser and its profitability or loss in respect of each Fund which had commenced operations. The Trustees reviewed the information provided by the Adviser as to the extent to which economies of scale are realized as each Fund grows and whether current fee levels reflect economies of scale for the benefit of shareholders. The Trustees reviewed each Fund’s asset size, expense ratio and expense cap and noted that the Investment Management Agreement provides for breakpoints in the advisory fee rates as a result of any increases in the asset levels of a Fund. The Trustees noted that the Funds were still relatively new products, which therefore made it difficult to quantify the potential variability in net assets and thus determine the sustainability of any potential economies of scale which may exist. Based on the foregoing and the other information available to them, the Trustees determined that the advisory fee rate for each Fund is reasonable and appropriate in relation to the current asset size of each Fund and the other factors discussed above and currently reflects an appropriate sharing of any economies of scale which may exist with shareholders. The Trustees further noted that none of the Funds currently generated any profits to the Adviser.

The Trustees did not consider historical information about the profitability of Market Vectors California Long Municipal Index ETF, Market Vectors Fixed Income I ETF, Market Vectors Fixed Income II ETF, Market Vectors Massachusetts Municipal Index ETF, Market Vectors New Jersey Municipal Index ETF, Market Vectors New York Long Municipal Index ETF, Market Vectors Ohio Municipal Index ETF and Market Vectors Pennsylvania Municipal Index ETF to the Adviser since none of these Funds had commenced operations at the time of the Renewal Meeting. However, the Adviser agreed to provide the Trustees with profitability information in connection with future proposed continuances of the Investment Management Agreement relating to these Funds. In addition, since none of these Funds had commenced operations, the Trustees were not in a position to consider the historical performance or the quality of services previously provided to each of these Funds pursuant to each Fund’s Investment Management Agreement.

The Independent Trustees met in executive session during both the First Meeting and the Renewal Meeting with their independent counsel as part of their consideration of the Investment Management Agreement.

In voting to approve the continuation of the Investment Management Agreement, the Trustees, including the Independent Trustees, concluded that the terms of the Investment Management Agreement are reasonable and fair in light of the services to be performed, the fees paid by certain other funds, expenses to be incurred and such other matters as the Trustees considered relevant in the exercise of their reasonable judgment. The Trustees further concluded that the Investment Management Agreement is in the interest of the ETFs and each ETF’s shareholders.

This report is intended for the Funds’ shareholders. It may not be distributed to prospective investors unless it is preceded or accompanied by a Market Vectors ETF Trust (the “Trust”) Prospectus, which includes more complete information. An investor should consider the investment objective, risks, and charges and expenses of the Funds carefully before investing. The prospectus contains this and other information about the investment company. Please read the prospectus carefully before investing.

Additional information about the Trust’s Board of Trustees/Officers is provided in the Statement of Additional Information.

The Trust files its complete schedule of portfolio holdings with the Securities and Exchange Commission for the first and third quarters of each fiscal year on Form N-Q. The Trust’s Form N-Qs are available on the Commission’s website at http://www.sec.gov and may be reviewed and copied at the Commission’s Public Reference Room in Washington, D.C. Information on the operation of the Public Reference Room may be obtained by calling 1.202.942.8090. The Funds’ complete schedules of portfolio holdings are also available by calling 1.888.MKT.VCTR or by visiting vaneck.com.

Investment Adviser:
Van Eck Associates Corporation

Distributor:
Van Eck Securities Corporation 335 Madison Avenue New York, NY 10017 vaneck.com

Account Assistance: 1.888.MKT.VCTR

Item 2. CODE OF ETHICS.

  Not applicable.

Item 3. AUDIT COMMITTEE FINANCIAL EXPERT.

  Not applicable.

Item 4. PRINCIPAL ACCOUNTANT FEES AND SERVICES.

  Not applicable.

Item 5. AUDIT COMMITTEE OF LISTED REGISTRANTS.

     Not applicable.

Item 6. SCHEDULE OF INVESTMENTS.

     Information included in Item 1.

Item 7. DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END
        MANAGEMENT INVESTMENT COMPANIES.

     Not applicable.

Item 8. PORTFOLIO MANAGER OF CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

     Not applicable.

Item 9. PURCHASE OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT
        COMPANY AND AFFILIATED PURCHASERS.

     Not applicable.

Item 10. SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS.

     None.

Item 11. CONTROLS AND PROCEDURES.

(a)  The Chief Executive Officer and the Chief Financial Officer have concluded that the Market Vectors-Intermediate Municipal Index ETF, Long Municipal
     Index ETF and Short Municipal Index ETF disclosure controls and procedures
     (as defined in Rule 30a-3(c) under the Investment Company Act) provide reasonable assurances that material information relating to the Market
     Vectors ETF Trust is made known to them by the appropriate persons, based on their evaluation of these controls and procedures as of a date within 90 days of the filing date of this report.

(b)  There were no significant changes in the registrant's internal controls over financial reporting or in other factors that could significantly affect these controls over financial reporting subsequent to the date of our evaluation.

Item 12. EXHIBITS.

(a)(1) Not applicable.

(a)(2) A separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2 under the Act (17 CFR 270.30a-2) is attached as Exhibit 99.CERT.

(b)  Certification pursuant to Section 906 of the Sarbanes-Oxley Act of 2002 is furnished as Exhibit 99.906CERT.

                                   SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the
Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) MARKET VECTORS ETF TRUST

By (Signature and Title) /s/ Bruce J. Smith, SVP and CFO
                         -------------------------------
Date January 8, 2010
     ---------------

Pursuant to the requirements of the Securities Exchange Act of 1934 and the
Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title) /s/ Jan F. van Eck, CEO
                        --------------------------
Date January 8, 2010
     ---------------

By (Signature and Title)  /s/ Bruce J. Smith, CFO
                        ---------------------------

Date January 8, 2010
     ---------------